Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000100075
Shareholder Report [Line Items]
Fund Name	AB Global Dynamic Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns, but underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. The Portfolio started the year with an overweight position in equities, as cooling inflation and slowing U.S. growth led to more market-friendly central bank messaging and anticipated rate cuts in 2024. By the end of the first quarter, market sentiment improved with further pro-cyclical rotation and better Purchase Managers Index ("PMI") data. In April, we reduced the overweight to equities, due to a sell-off driven by unexpected U.S. data, but sentiment improved with a measured Federal Reserve response and labor market normalization. By May, we increased risk as market sentiment recovered and equities rebounded. Cyclical indicators remained positive, with improving global PMI results and corporate earnings expectations. During the third quarter, volatility rose due to concerns about U.S. growth, a Bank of Japan rate hike, and U.S. election expectations, leading to a moderate reduction in our overweight to equities. In the fourth quarter, the Portfolio maintained its overweight to equities as economic data supported continued expansion. We ended the period with an overweight to risk assets including developed market equities and an underweight in bonds. The Portfolio was also underweight cash. At the end of the period, the Portfolio held an overweight to the U.S. dollar, British pound, Japanese yen, and Canadian dollar and an underweight to the Sweden krona, Swiss franc, Australian dollar, and euro.

Top Contributors:

•Tactical equity overweight contributed to performance as global equities continued to rally in 2024.

•Currency country selection contributed primarily due to our positions in the Japanese yen, British pound, and U.S. dollar.

•Long U.S dollar position was taken as a hedge against the increasing odds of a Republican victory, which contributed to performance.

Top Detractors:

•Underweight to U.S. mid-cap equities detracted from performance.

•Tactical bond overweight to U.S. bonds detracted from performance.

•Equity country selection detracted due to our exposure to Japanese and United Kingdom equities.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,372	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,058	$9,764	$9,685	$9,879
12/2016	$10,420	$10,531	$9,887	$10,636
12/2017	$11,838	$13,056	$10,618	$12,247
12/2018	$11,013	$11,827	$10,490	$11,609
12/2019	$13,004	$14,973	$11,208	$13,769
12/2020	$13,795	$17,406	$12,238	$15,454
12/2021	$15,076	$20,633	$11,662	$16,907
12/2022	$11,996	$16,844	$9,767	$14,376
12/2023	$13,393	$20,584	$10,326	$16,202
12/2024	$14,372	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
AB Global Dynamic Allocation Portfolio - Class B	7.31%	2.02%	3.69%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 1,782,128,313
Holdings Count | Holding	1,839
Advisory Fees Paid, Amount	$ 15,574,794
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,782,128,313
# of Portfolio Investments	1,839
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$15,574,794

Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	2.7
NVIDIA Corp.	2.3
Microsoft Corp.	2.2
Amazon.com, Inc.	1.4
Alphabet, Inc.	1.4
Meta Platforms, Inc.	0.9
Tesla, Inc.	0.8
Broadcom, Inc.	0.8
Berkshire Hathaway, Inc.	0.6
JPMorgan Chase & Co.	0.5

Top 10 Countries

Value	Value
Netherlands	0.7
Spain	0.8
Switzerland	0.9
Italy	1.2
Australia	1.4
Germany	2.2
United Kingdom	2.2
France	2.6
Japan	5.4
United States	71.2

Asset Allocation

Value	Value
Mutual Funds	0.0Footnote Reference*
Preferred Stocks	0.1
Short-Term Investments	5.5
Foreign Government	7.8
U.S. Treasury & Government Agencies	31.8
Common Stocks	52.8
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.6
U.S. Treasury Bonds	8.4
French Republic Government Bonds OAT	1.3
Federal Home Loan Banks	1.2
Federal National Mortgage Association	1.1
Japan Government Two Year Bonds	0.9
Italy Buoni Poliennali Del Tesoro	0.8
Bundesrepublik Deutschland Bundesanleihe	0.8
U.K. Gilts	0.6
Spain Government Bonds	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210967
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns and outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index over the twelve-month period ended December 31, 2024. Outperformance was driven by both asset allocation and security selection decisions. The Portfolio's overweight exposures to Emerging Markets and Securitized products proved beneficial during the period.

Top Contributors:

•Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Corporates and Quasi-Sovereigns sectors, along with tactical overweight country exposures to Mexico, Ukraine, Ecuador, and Argentina were the most notable contributors.

•Off-benchmark allocations to Securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities contributed to performance throughout the year.

Top Detractors:

•The strong U.S. Dollar throughout the year, along with off-benchmark currency exposures, led to higher hedging costs. Exposure to local currency-denominated bonds and active currency positioning were the biggest factors that negatively impacted the Portfolio's performance.

•Overweight duration exposures to Developed Market Sovereigns/Treasuries, specifically through exposures to Europe and the U.S., detracted the most from the Portfolio’s performance as rates remained volatile globally and backed up near the end of the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $10,531	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,984	$10,855
12/2021	$10,783	$10,704
12/2022	$9,115	$9,659
12/2023	$9,960	$10,462
12/2024	$10,531	$10,982

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class A	5.73%	0.08%	0.92%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	1.66%

Performance Inception Date	Apr. 29, 2019
AssetsNet	$ 459,803,547
Holdings Count | Holding	677
Advisory Fees Paid, Amount	$ 2,654,673
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,803,547
# of Portfolio Investments	677
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,654,673

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.0
U.S. Treasury & Government Agencies	1.4
Asset-Backed Securities	2.6
Short-Term Investments	3.0
Corporate Bonds & Notes	28.9
Foreign Government	59.9

Top 10 Countries

Value	Value
Italy	2.7
South Africa	2.9
Mexico	3.3
Canada	3.9
Colombia	5.3
Japan	5.5
France	5.7
United Kingdom	6.2
China	6.4
United States	6.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

China Government Bonds	5.8
U.K. Gilts	4.2
French Republic Government Bonds OAT	3.1
Italy Buoni Poliennali Del Tesoro	2.3
Petroleos Mexicanos	2.3
Colombia Government International Bonds	2.0
Dominican Republic International Bonds	1.9
Japan Government Twenty Year Bonds	1.8
Colombia TES	1.8
Nigeria Government International Bonds	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210964
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive absolute returns and outperformed the Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index over the twelve-month period ended December 31, 2024. Outperformance was driven by both asset allocation and security selection decisions. The Portfolio's overweight exposures to Emerging Markets and Securitized products proved beneficial during the period.

Top Contributors:

•Within Emerging Markets ("EM"), hard currency securities contributed to performance. An overweight to the High Yield EM Corporates and Quasi-Sovereigns sectors, along with tactical overweight country exposures to Mexico, Ukraine, Ecuador, and Argentina were the most notable contributors.

•Off-benchmark allocations to Securitized products, including Credit Risk Transfers, Collateralized Loan Obligations/Asset-Backed Securities, and Commercial Mortgage-Backed Securities contributed to performance throughout the year.

Top Detractors:

•The strong U.S. Dollar throughout the year, along with off-benchmark currency exposures, led to higher hedging costs. Exposure to local currency-denominated bonds and active currency positioning were the biggest factors that negatively impacted the Portfolio's performance.

•Overweight duration exposures to Developed Market Sovereigns/Treasuries, specifically through exposures to Europe and the U.S., detracted the most from the Portfolio’s performance as rates remained volatile globally and backed up near the end of the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $10,391	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $10,982
04/2019	$10,000	$10,000
12/2019	$10,490	$10,444
12/2020	$10,950	$10,855
12/2021	$10,718	$10,704
12/2022	$9,041	$9,659
12/2023	$9,846	$10,462
12/2024	$10,391	$10,982

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
AB International Bond Portfolio - Class B	5.54%	(0.19%)	0.68%
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	1.66%

Performance Inception Date	Apr. 29, 2019
AssetsNet	$ 459,803,547
Holdings Count | Holding	677
Advisory Fees Paid, Amount	$ 2,654,673
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$459,803,547
# of Portfolio Investments	677
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,654,673

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.0
U.S. Treasury & Government Agencies	1.4
Asset-Backed Securities	2.6
Short-Term Investments	3.0
Corporate Bonds & Notes	28.9
Foreign Government	59.9

Top 10 Countries

Value	Value
Italy	2.7
South Africa	2.9
Mexico	3.3
Canada	3.9
Colombia	5.3
Japan	5.5
France	5.7
United Kingdom	6.2
China	6.4
United States	6.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

China Government Bonds	5.8
U.K. Gilts	4.2
French Republic Government Bonds OAT	3.1
Italy Buoni Poliennali Del Tesoro	2.3
Petroleos Mexicanos	2.3
Colombia Government International Bonds	2.0
Dominican Republic International Bonds	1.9
Japan Government Twenty Year Bonds	1.8
Colombia TES	1.8
Nigeria Government International Bonds	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030705
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Russell Midcap Value Index returned 13.07%, despite significant volatility throughout the year. The Portfolio's relative underperformance came primarily during the July to November rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new administration.

Top Contributors:

•Stock selection in Financials, Industrials, and Real Estate sectors contributed.

•A top contributor was CBRE Group, Inc., the largest commercial real estate services company. We see CBRE becoming less cyclical and more dominant with its industry-leading technology investments and growing annuity-like facilities management business. This quality shift has been expanding CBRE’s optimal capital structure and increasing the stability of its cash flow stream. CBRE’s results beat analyst expectations, and management raised full-year guidance, which was aided by easing financial conditions and the dovish pivot from central banks.

Top Detractors:

•Stock selection in Consumer Discretionary and Utilities sectors detracted.

•The largest detractor was LKQ Corp., a leading provider of specialty parts to repair automobiles and other vehicles. For the majority of our holding period, LKQ was actively optimizing the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. In addition, management used much of the balance sheet capacity to repurchase shares. This drove reasonable returns during the early portion of our holding period. However, over the past year, LKQ had a series of missteps and pressure from rising insurance premiums on the auto repair industry gave us concern with the stability of future free cash flow and we chose to exit the position.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,077	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,105	$10,048	$9,522
12/2016	$10,342	$11,327	$11,426
12/2017	$11,483	$13,721	$12,951
12/2018	$9,982	$13,002	$11,359
12/2019	$13,554	$17,035	$14,433
12/2020	$13,952	$20,593	$15,150
12/2021	$18,046	$25,877	$19,443
12/2022	$17,198	$20,907	$17,104
12/2023	$18,799	$26,334	$19,278
12/2024	$21,077	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class A	12.12%	9.23%	7.74%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 314,189,623
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,379,459
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,189,623
# of Portfolio Investments	83
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,379,459

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Discretionary	3.8
Energy	5.4
Information Technology	6.2
Utilities	6.2
Consumer Staples	6.9
Materials	9.5
Health Care	9.6
Real Estate	10.1
Financials	20.2
Industrials	20.3

Top Countries

Value	Value
China	1.1
Jersey, Channel Islands	1.1
Canada	1.1
Ireland	3.2
United States	91.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

CBRE Group, Inc.	3.8
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Keurig Dr. Pepper, Inc.	2.9
Arch Capital Group Ltd.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.5
Brown & Brown, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030706
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark over the 12-month period. The Russell Midcap Value Index returned 13.07%, despite significant volatility throughout the year. The Portfolio's relative underperformance came primarily during the July to November rally that favored more cyclical stocks that investors believed would benefit from lower interest rates and a new administration.

Top Contributors:

•Stock selection in Financials, Industrials, and Real Estate sectors contributed.

•A top contributor was CBRE Group, Inc., the largest commercial real estate services company. We see CBRE becoming less cyclical and more dominant with its industry-leading technology investments and growing annuity-like facilities management business. This quality shift has been expanding CBRE’s optimal capital structure and increasing the stability of its cash flow stream. CBRE’s results beat analyst expectations, and management raised full-year guidance, which was aided by easing financial conditions and the dovish pivot from central banks.

Top Detractors:

•Stock selection in Consumer Discretionary and Utilities sectors detracted.

•The largest detractor was LKQ Corp., a leading provider of specialty parts to repair automobiles and other vehicles. For the majority of our holding period, LKQ was actively optimizing the efficiency of the asset base after a prolonged period of acquisitions, leading to excess free cash flow generation. In addition, management used much of the balance sheet capacity to repurchase shares. This drove reasonable returns during the early portion of our holding period. However, over the past year, LKQ had a series of missteps and pressure from rising insurance premiums on the auto repair industry gave us concern with the stability of future free cash flow and we chose to exit the position.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,556	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,088	$10,048	$9,522
12/2016	$10,286	$11,327	$11,426
12/2017	$11,396	$13,721	$12,951
12/2018	$9,882	$13,002	$11,359
12/2019	$13,393	$17,035	$14,433
12/2020	$13,756	$20,593	$15,150
12/2021	$17,738	$25,877	$19,443
12/2022	$16,857	$20,907	$17,104
12/2023	$18,377	$26,334	$19,278
12/2024	$20,556	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Allspring Mid Cap Value Portfolio - Class B	11.86%	8.95%	7.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 314,189,623
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,379,459
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$314,189,623
# of Portfolio Investments	83
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,379,459

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Discretionary	3.8
Energy	5.4
Information Technology	6.2
Utilities	6.2
Consumer Staples	6.9
Materials	9.5
Health Care	9.6
Real Estate	10.1
Financials	20.2
Industrials	20.3

Top Countries

Value	Value
China	1.1
Jersey, Channel Islands	1.1
Canada	1.1
Ireland	3.2
United States	91.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

CBRE Group, Inc.	3.8
AerCap Holdings NV	3.2
Jefferies Financial Group, Inc.	3.0
Keurig Dr. Pepper, Inc.	2.9
Arch Capital Group Ltd.	2.9
Allstate Corp.	2.8
Republic Services, Inc.	2.8
Graphic Packaging Holding Co.	2.7
Vulcan Materials Co.	2.5
Brown & Brown, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063060
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Balanced Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,683	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,967	$9,764	$9,685	$9,879
12/2016	$10,768	$10,531	$9,887	$10,636
12/2017	$12,620	$13,056	$10,618	$12,247
12/2018	$12,121	$11,827	$10,490	$11,609
12/2019	$14,530	$14,973	$11,208	$13,769
12/2020	$16,831	$17,406	$12,238	$15,454
12/2021	$18,943	$20,633	$11,662	$16,907
12/2022	$15,812	$16,844	$9,767	$14,376
12/2023	$18,455	$20,584	$10,326	$16,202
12/2024	$20,683	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class B	12.07%	7.32%	7.54%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 3,981,654,006
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,430,749
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,981,654,006
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,430,749

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.6
International Developed Market Equities	15.1
Investment Grade Fixed Income	23.6
U.S. Large Cap Equities	49.1

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.4
American Funds Growth-Income Fund, Class 1	9.1
American Funds Growth Fund, Class 1	8.6
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063061
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Balanced Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Balanced Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $20,063	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,929	$9,764	$9,685	$9,879
12/2016	$10,705	$10,531	$9,887	$10,636
12/2017	$12,509	$13,056	$10,618	$12,247
12/2018	$11,970	$11,827	$10,490	$11,609
12/2019	$14,307	$14,973	$11,208	$13,769
12/2020	$16,535	$17,406	$12,238	$15,454
12/2021	$18,542	$20,633	$11,662	$16,907
12/2022	$15,434	$16,844	$9,767	$14,376
12/2023	$17,978	$20,584	$10,326	$16,202
12/2024	$20,063	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Balanced Allocation Portfolio - Class C	11.60%	7.00%	7.21%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 3,981,654,006
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,430,749
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,981,654,006
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,430,749

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.7
Global Equities	3.0
High Yield Fixed Income	4.6
International Developed Market Equities	15.1
Investment Grade Fixed Income	23.6
U.S. Large Cap Equities	49.1

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	13.2
American Funds U.S. Government Securities Fund, Class R-6	10.4
American Funds Growth-Income Fund, Class 1	9.1
American Funds Growth Fund, Class 1	8.6
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds AMCAP Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063063
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Growth Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

•The AFIS International Fund further detracted from results and was negatively impacted by positioning in the Financials, Health Care, and Energy sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,946	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,949	$9,764	$9,685	$9,811
12/2016	$10,873	$10,531	$9,887	$10,724
12/2017	$13,234	$13,056	$10,618	$12,770
12/2018	$12,503	$11,827	$10,490	$11,834
12/2019	$15,509	$14,973	$11,208	$14,537
12/2020	$18,198	$17,406	$12,238	$16,592
12/2021	$21,149	$20,633	$11,662	$18,924
12/2022	$17,264	$16,844	$9,767	$15,974
12/2023	$20,831	$20,584	$10,326	$18,464
12/2024	$23,946	$24,183	$10,151	$20,539

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Allocation Portfolio - Class B	14.96%	9.08%	9.12%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

AssetsNet	$ 2,834,016,984
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,820,340
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,834,016,984
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,820,340

Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.6
Emerging Market Equities	2.9
Global Equities	5.0
Investment Grade Fixed Income	5.9
International Developed Market Equities	19.3
U.S. Large Cap Equities	63.0

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.2
American Funds International Growth & Income Fund, Class R-6	10.7
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.2
American Funds Washington Mutual Investors Fund, Class 1	10.2
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.6
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063064
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Growth Allocation Portfolio outperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios and an overweight to equity, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The American Funds Fundamental Investors further contributed to results over the period and benefitted from positions in the Information Technology, Financials, and Industrials sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

•The AFIS International Fund further detracted from results and was negatively impacted by positioning in the Financials, Health Care, and Energy sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $23,261	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,924	$9,764	$9,685	$9,811
12/2016	$10,814	$10,531	$9,887	$10,724
12/2017	$13,122	$13,056	$10,618	$12,770
12/2018	$12,365	$11,827	$10,490	$11,834
12/2019	$15,287	$14,973	$11,208	$14,537
12/2020	$17,875	$17,406	$12,238	$16,592
12/2021	$20,718	$20,633	$11,662	$18,924
12/2022	$16,880	$16,844	$9,767	$15,974
12/2023	$20,302	$20,584	$10,326	$18,464
12/2024	$23,261	$24,183	$10,151	$20,539

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Allocation Portfolio - Class C	14.57%	8.76%	8.81%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

AssetsNet	$ 2,834,016,984
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,820,340
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,834,016,984
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,820,340

Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.6
Emerging Market Equities	2.9
Global Equities	5.0
Investment Grade Fixed Income	5.9
International Developed Market Equities	19.3
U.S. Large Cap Equities	63.0

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.2
American Funds International Growth & Income Fund, Class R-6	10.7
American Funds Growth Fund, Class 1	10.6
American Funds Growth-Income Fund, Class 1	10.2
American Funds Washington Mutual Investors Fund, Class 1	10.2
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.6
American Funds Smallcap World Fund, Inc., Class R6	5.0
American Funds The Bond Fund of America, Class 1	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030657
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the year ended December 31, 2024, the Portfolio outperformed it's benchmark, the S&P 500 Index. During the year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (the "Fed") target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

Top Contributors:

•Positive results for holdings within the Communication Services, Information Technology, Consumer Discretionary and Financial sectors contributed to relative returns.

Top Detractors:

•Holdings in the Energy and Consumer Staples sectors weighed on the Portfolio's relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $44,944	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,649	$10,138
12/2016	$11,618	$11,351
12/2017	$14,860	$13,829
12/2018	$14,785	$13,223
12/2019	$19,271	$17,386
12/2020	$29,221	$20,585
12/2021	$35,539	$26,494
12/2022	$24,820	$21,696
12/2023	$34,250	$27,399
12/2024	$44,944	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Growth Portfolio - Class C	31.23%	18.46%	16.22%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 1,859,645,224
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,859,645,224
# of Portfolio Investments	1
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	0.6
Materials	1.5
Consumer Staples	2.2
Energy	2.8
Financials	8.2
Industrials	10.6
Health Care	11.7
Consumer Discretionary	16.0
Communication Services	19.8
Information Technology	24.1

Top 10 Countries

Value	Value
Spain	0.2
South Korea	0.2
Netherlands	0.3
Ireland	0.3
Denmark	0.4
France	0.5
Germany	0.5
Taiwan	1.0
Canada	3.8
United States	90.2

Largest Holdings [Text Block]

Top Equity Holdings

Meta Platforms, Inc.	8.6
Tesla, Inc.	6.4
Netflix, Inc.	5.2
Microsoft Corp.	4.4
Alphabet, Inc.	4.1
Broadcom, Inc.	4.0
NVIDIA Corp.	3.6
Amazon.com, Inc.	2.5
Intuitive Surgical, Inc.	2.2
TransDigm Group, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063057
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Moderate Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The AFIS Washington Mutual Investors Fund further contributed to results over the period and benefitted from positions in the Utilities, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $18,082	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,964	$9,764	$9,685	$9,879
12/2016	$10,686	$10,531	$9,887	$10,636
12/2017	$12,115	$13,056	$10,618	$12,247
12/2018	$11,735	$11,827	$10,490	$11,609
12/2019	$13,682	$14,973	$11,208	$13,769
12/2020	$15,502	$17,406	$12,238	$15,454
12/2021	$17,049	$20,633	$11,662	$16,907
12/2022	$14,593	$16,844	$9,767	$14,376
12/2023	$16,523	$20,584	$10,326	$16,202
12/2024	$18,082	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class B	9.43%	5.74%	6.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 1,933,353,242
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,382,523
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,933,353,242
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,382,523

Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.6
International Developed Market Equities	11.7
Investment Grade Fixed Income	38.4
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.2
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	8.0
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds High-Income Trust Fund, Class R-6	5.6
American Funds International Fund, Class 1	5.3
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063058
Shareholder Report [Line Items]
Fund Name	American Funds<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Moderate Allocation Portfolio
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Funds® Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The American Funds Moderate Allocation Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were positively impacted by the underlying domestic equity portfolios, which offset the negative impacts by the underlying fixed income and international equity portfolios.

Top Contributors:

•In domestic equity, the American Funds Insurance Series ("AFIS") Growth Fund was a notable contributor to results from stock selection in the Communication Services, Consumer Discretionary, and Information Technology sectors.

•The AFIS Growth-Income Fund had a positive impact on results from positions in the Consumer Discretionary, Communication Services, and Real Estate sectors.

•The AFIS Washington Mutual Investors Fund further contributed to results over the period and benefitted from positions in the Utilities, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the AFIS The Bond Fund of America was a leading detractor to results. Interest rate positioning dampened returns.

•The American Funds U.S. Government Securities Fund had a negative impact on results as interest rate positioning was a detractor.

•In international equity, the American Funds International Growth and Income Fund was the largest detractor to results largely from positioning in the Industrials, Financials, and Health Care sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class C $17,544	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,927	$9,764	$9,685	$9,879
12/2016	$10,624	$10,531	$9,887	$10,636
12/2017	$12,001	$13,056	$10,618	$12,247
12/2018	$11,591	$11,827	$10,490	$11,609
12/2019	$13,464	$14,973	$11,208	$13,769
12/2020	$15,213	$17,406	$12,238	$15,454
12/2021	$16,679	$20,633	$11,662	$16,907
12/2022	$14,239	$16,844	$9,767	$14,376
12/2023	$16,078	$20,584	$10,326	$16,202
12/2024	$17,544	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
American Funds® Moderate Allocation Portfolio - Class C	9.12%	5.44%	5.78%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 1,933,353,242
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,382,523
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,933,353,242
# of Portfolio Investments	14
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,382,523

Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.5
High Yield Fixed Income	5.6
International Developed Market Equities	11.7
Investment Grade Fixed Income	38.4
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.2
American Funds Washington Mutual Investors Fund, Class 1	8.0
American Funds Growth-Income Fund, Class 1	8.0
American Funds American Mutual Fund, Class R-6	8.0
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds High-Income Trust Fund, Class R-6	5.6
American Funds International Fund, Class 1	5.3
American Funds Fundamental Investors Fund, Class R-6	5.0
American Funds AMCAP Fund, Class R-6	5.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100078
Shareholder Report [Line Items]
Fund Name	BlackRock Global Tactical Strategies Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, over the twelve-month period ended December 31, 2024. Tactical asset allocation was a contributor, while the 10-year interest rate overlay was the main key detractor. Risk assets experienced another strong year in 2024 as inflationary pressures came down and economic activity remained robust. For most of the one-year period, the Portfolio remained fully risked.

Top Contributors:

•The Portfolio’s underweight to U.S. Treasury bonds was additive. For much of the year, we concentrated risk at the long end of the U.S. Treasury yield curve. Towards the end of the period, we broadened out positioning to include an underweight to the belly of the U.S. curve.

•Over the year, our equity positioning was additive as U.S. markets ended the year with strong positive prints across growth and value stocks. We started the year with a directional overweight to U.S. and European equities, and added an overweight to Japanese equities and to U.S. large cap stocks vs U.S. tech stocks.

•The Portfolio’s lower allocation to emerging market equities compared to the benchmark and the lower relative exposure to international fixed income were both additive.

Top Detractors:

•The 10-year swap position was a key detractor relative to the benchmark as yields generally rose during the year, particularly post-election in the U.S. on the back of expectations for higher inflation and greater deficit spending.

•Positioning in currencies detracted from performance as the dollar strength persisted on the back of tariff fears and a higher rate environment. We held an overweight position in the euro, Canadian dollar and Aussie dollar against the U.S. dollar entering the period. Towards the end of the one-year period, we added overweight positions in the yen against the U.S. dollar and euro.

•The Portfolio’s lower relative exposure to U.S. equities compared to international equities along with the strategic exposure to real estate and commodities also detracted from performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,739	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,989	$9,764	$9,685	$9,879
12/2016	$10,432	$10,531	$9,887	$10,636
12/2017	$11,820	$13,056	$10,618	$12,247
12/2018	$10,971	$11,827	$10,490	$11,609
12/2019	$13,234	$14,973	$11,208	$13,769
12/2020	$13,804	$17,406	$12,238	$15,454
12/2021	$15,155	$20,633	$11,662	$16,907
12/2022	$12,293	$16,844	$9,767	$14,376
12/2023	$13,930	$20,584	$10,326	$16,202
12/2024	$14,739	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Global Tactical Strategies Portfolio - Class B	5.80%	2.18%	3.96%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 2,957,845,585
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 23,849,921
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,957,845,585
# of Portfolio Investments	80
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$23,849,921

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	1.6
Real Estate Equities	2.1
Commodities	4.2
International Developed Market Equities	26.6
Investment Grade Fixed Income	27.3
U.S. Large Cap Equities	28.9

Largest Holdings [Text Block]

Top 10 Holdings

Vanguard Total Bond Market ETF	19.2
iShares Core U.S. Aggregate Bond ETF	16.5
iShares Core MSCI EAFE ETF	15.3
iShares Core S&P 500 ETF	12.9
Technology Select Sector SPDR Fund	2.2
iShares U.S. Real Estate ETF	2.1
Financial Select Sector SPDR Fund	1.1
Consumer Discretionary Select Sector SPDR Fund	0.9
Communication Services Select Sector SPDR Fund	0.8
Health Care Select Sector SPDR Fund	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030750
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, over the twelve-month period ended December 31, 2024. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite a volatile rates market and significant speculation around inflation, growth, and monetary policy, High Yield bonds performed well in 2024 thanks to credit spread tightening and elevated carry. Lower-rated credits delivered strong performance in 2024, demonstrating the opportunity cost of being underweight risk in a backdrop of resilient growth. That said, most of the rally was driven by the distressed cohort of CCC-rated bonds. Credit spreads tightened further in 2024, ending the year at historically low levels. Despite the tightness of spreads, yields to maturity remain over 7%.

Top Contributors:

•Out-of-benchmark position in Bank Loans was a positive contributor to performance for 2024. Bank Loans benefited from limited duration and high coupon payments and outperformed High Yield bonds during the period.

•Security selection in the Midstream, Packaging, Media & Entertainment, and Aerospace & Defense sub-sectors.

Top Detractors:

•Underweight and selection in Pharmaceuticals, and our selection within Metals & Mining. Our underweight to the Cable & Satellite sub-sector was also a detractor from performance.

•Security selection in CCCs was the largest detractor, as we were underweight the highest stressed cohort of the market that rallied throughout the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $16,735	Bloomberg U.S. Universal Bond Index $11,875	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
12/2014	$10,000	$10,000	$10,000
12/2015	$9,626	$10,043	$9,557
12/2016	$10,999	$10,436	$11,194
12/2017	$11,886	$10,863	$12,033
12/2018	$11,579	$10,835	$11,783
12/2019	$13,322	$11,842	$13,470
12/2020	$14,356	$12,739	$14,419
12/2021	$15,150	$12,598	$15,178
12/2022	$13,610	$10,961	$13,481
12/2023	$15,435	$11,638	$15,293
12/2024	$16,735	$11,875	$16,546

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class A	8.42%	4.67%	5.28%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

AssetsNet	$ 982,803,304
Holdings Count | Holding	1,238
Advisory Fees Paid, Amount	$ 5,542,367
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$982,803,304
# of Portfolio Investments	1,238
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,542,367

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate Investment Trusts	2.6
Healthcare-Services	2.9
Aerospace/Defense	2.9
Oil & Gas	4.4
Media	4.9
Pipelines	5.1
Commercial Services	6.0
Insurance	6.0
Telecommunications	6.2
Software	7.6

Asset Allocation

Value	Value
Warrants	0.0
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.3
Common Stocks	0.4
Convertible Bonds	1.5
Short-Term Investments	1.9
Floating Rate Loans	9.8
Corporate Bonds & Notes	84.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.2
Venture Global LNG, Inc.	2.2
HUB International Ltd.	1.9
Level 3 Financing, Inc.	1.4
TransDigm, Inc.	1.3
AthenaHealth Group, Inc.	1.3
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030751
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, over the twelve-month period ended December 31, 2024. Both asset allocation and strong security selection were positive drivers to the relative outperformance. Despite a volatile rates market and significant speculation around inflation, growth, and monetary policy, High Yield bonds performed well in 2024 thanks to credit spread tightening and elevated carry. Lower-rated credits delivered strong performance in 2024, demonstrating the opportunity cost of being underweight risk in a backdrop of resilient growth. That said, most of the rally was driven by the distressed cohort of CCC-rated bonds. Credit spreads tightened further in 2024, ending the year at historically low levels. Despite the tightness of spreads, yields to maturity remain over 7%.

Top Contributors:

•Out-of-benchmark position in Bank Loans was a positive contributor to performance for 2024. Bank Loans benefited from limited duration and high coupon payments and outperformed High Yield bonds during the period.

•Security selection in the Midstream, Packaging, Media & Entertainment, and Aerospace & Defense sub-sectors.

Top Detractors:

•Underweight and selection in Pharmaceuticals, and our selection within Metals & Mining. Our underweight to the Cable & Satellite sub-sector was also a detractor from performance.

•Security selection in CCCs was the largest detractor, as we were underweight the highest stressed cohort of the market that rallied throughout the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,305	Bloomberg U.S. Universal Bond Index $11,875	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,546
12/2014	$10,000	$10,000	$10,000
12/2015	$9,595	$10,043	$9,557
12/2016	$10,937	$10,436	$11,194
12/2017	$11,785	$10,863	$12,033
12/2018	$11,446	$10,835	$11,783
12/2019	$13,147	$11,842	$13,470
12/2020	$14,133	$12,739	$14,419
12/2021	$14,865	$12,598	$15,178
12/2022	$13,329	$10,961	$13,481
12/2023	$15,072	$11,638	$15,293
12/2024	$16,305	$11,875	$16,546

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio - Class B	8.19%	4.40%	5.01%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

AssetsNet	$ 982,803,304
Holdings Count | Holding	1,238
Advisory Fees Paid, Amount	$ 5,542,367
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$982,803,304
# of Portfolio Investments	1,238
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,542,367

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate Investment Trusts	2.6
Healthcare-Services	2.9
Aerospace/Defense	2.9
Oil & Gas	4.4
Media	4.9
Pipelines	5.1
Commercial Services	6.0
Insurance	6.0
Telecommunications	6.2
Software	7.6

Asset Allocation

Value	Value
Warrants	0.0
Escrow Shares	0.0Footnote Reference*
Convertible Preferred Stocks	0.3
Common Stocks	0.4
Convertible Bonds	1.5
Short-Term Investments	1.9
Floating Rate Loans	9.8
Corporate Bonds & Notes	84.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.2
Venture Global LNG, Inc.	2.2
HUB International Ltd.	1.9
Level 3 Financing, Inc.	1.4
TransDigm, Inc.	1.3
AthenaHealth Group, Inc.	1.3
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.3
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Clear Channel Outdoor Holdings, Inc.	1.0
Fortress Transportation & Infrastructure Investors LLC	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030680
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T.Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Consumer Services, Real Estate, and Health Care sectors.

Top Detractors:

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

•The Brighthouse/Dimensional International Small Company Portfolio had a negative impact on results as positioning in the Consumer Discretionary and Utilities sectors detracted.

•The Baillie Gifford International Stock Portfolio further detracted from results and was negatively impacted from positioning in the Financials and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,723	MSCI All Country World Index $24,183	Dow Jones Aggressive Portfolio Index $23,931
12/2014	$10,000	$10,000	$10,000
12/2015	$9,833	$9,764	$9,744
12/2016	$10,737	$10,531	$10,813
12/2017	$13,229	$13,056	$13,322
12/2018	$11,933	$11,827	$12,063
12/2019	$15,249	$14,973	$15,336
12/2020	$18,181	$17,406	$17,788
12/2021	$21,516	$20,633	$21,090
12/2022	$17,237	$16,844	$17,512
12/2023	$20,874	$20,584	$20,843
12/2024	$23,723	$24,183	$23,931

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class A	13.65%	9.24%	9.02%
MSCI All Country World Index	17.49%	10.06%	9.23%
Dow Jones Aggressive Portfolio Index	14.81%	9.31%	9.12%

AssetsNet	$ 1,693,542,154
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,239,193
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,542,154
# of Portfolio Investments	31
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,239,193

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
Global Equities	4.4
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	11.0
International Developed Market Equities	22.2
U.S. Large Cap Equities	49.8

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.5
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	4.9
Baillie Gifford International Stock Portfolio, Class A	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030681
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 100 Portfolio underperformed the Dow Jones Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T.Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Consumer Services, Real Estate, and Health Care sectors.

Top Detractors:

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

•The Brighthouse/Dimensional International Small Company Portfolio had a negative impact on results as positioning in the Consumer Discretionary and Utilities sectors detracted.

•The Baillie Gifford International Stock Portfolio further detracted from results and was negatively impacted from positioning in the Financials and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,125	MSCI All Country World Index $24,183	Dow Jones Aggressive Portfolio Index $23,931
12/2014	$10,000	$10,000	$10,000
12/2015	$9,799	$9,764	$9,744
12/2016	$10,679	$10,531	$10,813
12/2017	$13,128	$13,056	$13,322
12/2018	$11,807	$11,827	$12,063
12/2019	$15,051	$14,973	$15,336
12/2020	$17,898	$17,406	$17,788
12/2021	$21,142	$20,633	$21,090
12/2022	$16,882	$16,844	$17,512
12/2023	$20,395	$20,584	$20,843
12/2024	$23,125	$24,183	$23,931

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 100 Portfolio - Class B	13.39%	8.97%	8.74%
MSCI All Country World Index	17.49%	10.06%	9.23%
Dow Jones Aggressive Portfolio Index	14.81%	9.31%	9.12%

AssetsNet	$ 1,693,542,154
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,239,193
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,693,542,154
# of Portfolio Investments	31
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,239,193

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
Global Equities	4.4
U.S. Mid Cap Equities	4.5
Emerging Market Equities	5.3
U.S. Small Cap Equities	11.0
International Developed Market Equities	22.2
U.S. Large Cap Equities	49.8

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.5
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.2
Invesco Comstock Portfolio, Class A	6.1
T. Rowe Price Large Cap Value Portfolio, Class A	5.7
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	4.9
Baillie Gifford International Stock Portfolio, Class A	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100083
Shareholder Report [Line Items]
Fund Name	Brighthouse Balanced Plus Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio had positive absolute returns, but underperformed the Dow Jones Moderate Portfolio Index over the year ended December 31, 2024. The Portfolio shifted equity exposure throughout the year in response to changes in volatility, but only maintained an overweight to equities from early May to late July as volatility waned in mid-2024. In August, the Portfolio sharply decreased its equity exposure in response to elevated volatility resulting from recessionary concerns after the July labor market report lagged expectations. The Portfolio tactically shifted equity exposure for the remaining part of the year but remained underweight to equities until the last few days of December 2024.

The Base Sleeve Portfolio underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024.  Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap, mid cap, and small cap equity portfolios.

Top Contributors:

•Within the fixed income allocation, exposure to Investment Grade Financials contributed to performance.

•Holdings of Securitized Credit, including Commercial Mortgage-Backed Securities and Agency Mortgage-Backed Securities, contributed to performance.

Top Detractors:

•Equity exposure, although positive on an absolute basis, detracted from performance as the Portfolio maintained an underweight position during most of the year while equities broadly gained substantially.

•Curve positioning within U.S. interest rates was negative for performance, particularly within the 15 and 20-year portions of the curve.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,098	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,591	$9,764	$9,685	$9,879
12/2016	$10,394	$10,531	$9,887	$10,636
12/2017	$12,299	$13,056	$10,618	$12,247
12/2018	$11,393	$11,827	$10,490	$11,609
12/2019	$14,078	$14,973	$11,208	$13,769
12/2020	$15,841	$17,406	$12,238	$15,454
12/2021	$17,036	$20,633	$11,662	$16,907
12/2022	$13,321	$16,844	$9,767	$14,376
12/2023	$14,551	$20,584	$10,326	$16,202
12/2024	$15,098	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Balanced Plus Portfolio - Class B	3.76%	1.41%	4.21%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 4,971,712,367
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 17,264,485
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,971,712,367
# of Portfolio Investments	110
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$17,264,485

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
Global Equities	2.4
International Fixed Income	2.5
U.S. Small Cap Equities	4.8
U.S. Mid Cap Equities	5.5
High Yield Fixed Income	5.9
International Developed Market Equities	12.6
U.S. Large Cap Equities	31.8
Investment Grade Fixed Income	64.1

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.5
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.6
JPMorgan Core Bond Portfolio, Class A	4.4
Harris Oakmark International Portfolio, Class A	3.8
Western Asset Management U.S. Government Portfolio, Class A	3.6
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.4
Baillie Gifford International Stock Portfolio, Class A	2.8
MFS Research International Portfolio, Class A	2.6
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030660
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

During 2024, the equity markets favored large-cap growth oriented companies, though quality factors performed strongly, which provided a tailwind to the Portfolio. The Portfolio outperformed the Russell 2000 Value Index during the period as both strong stock selection and sector allocation contributed to excess returns.

Top Contributors:

•The Portfolio’s holdings in the Financials sector contributed to excess returns. Positions owned in the Capital Markets and Insurance industries were the strongest contributors in 2024.

•Stock selection in Utilities and Information Technology contributed.

•Stock selection and a relative underweight allocation in the Health Care sector contributed.

•A top contributor was CSW Industrials, Inc., a U.S.-based manufacturer of niche products that are relatively low cost/high value across a variety of end markets, including HVAC, plumbing, construction, and general industrial. Shares outperformed the benchmark following record-high quarterly results announced in late July. CSW reported double-digit revenue growth, driven by pricing initiatives and operating leverage.

Top Detractors:

•Stock selection in Materials, Consumer Discretionary, and Industrials were the largest detractors.

•Within Industrials, Atkore Inc. is a manufacturer of electrical raceway products. Recently, the company delivered softer-than-expected quarterly results on flat volumes, as a decrease in selling prices, primarily PVC-related products, outpaced the decrease in input costs. As a result, management reduced its guidance for the full year given that distributors did not restock inventory, as is typical during the seasonally strong fiscal third quarter period. Management continued to buy back stock, and Atkore has maintained a strong financial position. We continue to believe that the shares are attractive from a reward/risk perspective.

•Stock selection in the Consumer Staples sector also detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,763	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,480	$10,048	$9,253
12/2016	$12,471	$11,327	$12,190
12/2017	$13,965	$13,721	$13,146
12/2018	$11,874	$13,002	$11,455
12/2019	$15,325	$17,035	$14,020
12/2020	$15,276	$20,593	$14,669
12/2021	$20,183	$25,877	$18,816
12/2022	$17,579	$20,907	$16,091
12/2023	$20,077	$26,334	$18,448
12/2024	$21,763	$32,604	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class A	8.40%	7.27%	8.09%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 783,783,750
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 6,468,529
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,783,750
# of Portfolio Investments	238
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,468,529

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.1
Real Estate	4.6
Health Care	4.7
Energy	5.8
Information Technology	6.3
Consumer Discretionary	6.4
Consumer Staples	7.1
Materials	12.4
Industrials	23.3
Financials	25.4

Top Countries

Value	Value
Japan	0.2
Bermuda	0.4
United Kingdom	1.0
United States	96.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

J&J Snack Foods Corp.	2.4
Innospec, Inc.	1.8
Mueller Industries, Inc.	1.8
Hancock Whitney Corp.	1.8
UMB Financial Corp.	1.7
Franklin Electric Co., Inc.	1.7
Avient Corp.	1.6
Hanover Insurance Group, Inc.	1.5
Webster Financial Corp.	1.5
Eagle Materials, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030661
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

During 2024, the equity markets favored large-cap growth oriented companies, though quality factors performed strongly, which provided a tailwind to the Portfolio. The Portfolio outperformed the Russell 2000 Value Index during the period as both strong stock selection and sector allocation contributed to excess returns.

Top Contributors:

•The Portfolio’s holdings in the Financials sector contributed to excess returns. Positions owned in the Capital Markets and Insurance industries were the strongest contributors in 2024.

•Stock selection in Utilities and Information Technology contributed.

•Stock selection and a relative underweight allocation in the Health Care sector contributed.

•A top contributor was CSW Industrials, Inc., a U.S.-based manufacturer of niche products that are relatively low cost/high value across a variety of end markets, including HVAC, plumbing, construction, and general industrial. Shares outperformed the benchmark following record-high quarterly results announced in late July. CSW reported double-digit revenue growth, driven by pricing initiatives and operating leverage.

Top Detractors:

•Stock selection in Materials, Consumer Discretionary, and Industrials were the largest detractors.

•Within Industrials, Atkore Inc. is a manufacturer of electrical raceway products. Recently, the company delivered softer-than-expected quarterly results on flat volumes, as a decrease in selling prices, primarily PVC-related products, outpaced the decrease in input costs. As a result, management reduced its guidance for the full year given that distributors did not restock inventory, as is typical during the seasonally strong fiscal third quarter period. Management continued to buy back stock, and Atkore has maintained a strong financial position. We continue to believe that the shares are attractive from a reward/risk perspective.

•Stock selection in the Consumer Staples sector also detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,232	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,459	$10,048	$9,253
12/2016	$12,416	$11,327	$12,190
12/2017	$13,868	$13,721	$13,146
12/2018	$11,756	$13,002	$11,455
12/2019	$15,138	$17,035	$14,020
12/2020	$15,052	$20,593	$14,669
12/2021	$19,833	$25,877	$18,816
12/2022	$17,237	$20,907	$16,091
12/2023	$19,641	$26,334	$18,448
12/2024	$21,232	$32,604	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Small Cap Value Portfolio - Class B	8.10%	7.00%	7.82%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 783,783,750
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 6,468,529
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,783,750
# of Portfolio Investments	238
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,468,529

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.1
Real Estate	4.6
Health Care	4.7
Energy	5.8
Information Technology	6.3
Consumer Discretionary	6.4
Consumer Staples	7.1
Materials	12.4
Industrials	23.3
Financials	25.4

Top Countries

Value	Value
Japan	0.2
Bermuda	0.4
United Kingdom	1.0
United States	96.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

J&J Snack Foods Corp.	2.4
Innospec, Inc.	1.8
Mueller Industries, Inc.	1.8
Hancock Whitney Corp.	1.8
UMB Financial Corp.	1.7
Franklin Electric Co., Inc.	1.7
Avient Corp.	1.6
Hanover Insurance Group, Inc.	1.5
Webster Financial Corp.	1.5
Eagle Materials, Inc.	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140956
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Non-U.S. equities delivered strong returns in 2024, despite geopolitical conflicts and recession worries. Easing inflation in many countries allowed central banks to lower key interest rates, supporting continued economic growth. Employment levels remained resilient throughout the year. The Portfolio outperformed its benchmark, the MSCI All Country World ex-U.S. Index, over the twelve months ended December 31, 2024. Strong stock selection drove relative performance during the period, particularly among biotechnology and pharmaceutical holdings. Within the benchmark, the Financials and Information Technology (“IT”) sectors performed the best, while the Materials sector lagged.

Top Contributors:

•Health Care holdings contributed to relative performance the most. Shares of biopharma company UCB (Belgium) reaccelerated after the FDA approved Bimzelx for treating a new autoimmune disorder.

•Stock selection in Consumer Discretionary added to relative returns. The stock price of Amazon.com surged after reporting strong third quarter earnings, which exceeded analyst estimates and included an upward revision to fourth quarter guidance.

•Security selection in the Materials sector also contributed to relative returns, despite the negative effects of an overweight allocation to the sector.

Top Detractors:

•The Portfolio’s holdings in Financials lagged those in the benchmark. Despite improving fundamentals, UBS Group (Switzerland) ended the year with disappointing returns. Much of the weakness in the stock price was tied to uncertainties surrounding higher capital requirements that may be imposed on Swiss banks by regulators in early 2025.

•In the Industrials sector, the Portfolio’s transportation holdings weighed on relative returns. Shares of Wizz Air (Italy) reported a 44% drop in operating profits caused by delays in receiving new Airbus plane orders and defects in Pratt & Whitney engines that power the majority of its Airbus fleet.

•An underweight allocation in IT also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $16,179	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,651	$9,434
12/2016	$8,772	$9,858
12/2017	$11,548	$12,538
12/2018	$10,314	$10,758
12/2019	$13,431	$13,073
12/2020	$14,493	$14,465
12/2021	$15,754	$15,597
12/2022	$12,746	$13,101
12/2023	$14,606	$15,147
12/2024	$16,179	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class A	10.77%	3.79%	4.93%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 830,048,219
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 6,726,185
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$830,048,219
# of Portfolio Investments	73
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$6,726,185

Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	0.8
Real Estate	1.8
Consumer Discretionary	4.9
Communication Services	5.1
Materials	5.7
Utilities	7.3
Consumer Staples	8.2
Health Care	11.8
Industrials	18.9
Financials	28.0

Top 10 Countries

Value	Value
Netherlands	4.3
Belgium	4.3
Italy	5.4
Denmark	5.7
Japan	6.2
United States	7.4
Switzerland	9.1
Germany	11.2
France	11.9
United Kingdom	16.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

UBS Group AG	5.4
National Grid PLC	4.9
Deutsche Telekom AG	4.2
Argenx SE	3.9
Deutsche Boerse AG	3.3
Air Liquide SA	3.0
Amazon.com, Inc.	3.0
UCB SA	2.9
Melrose Industries PLC	2.8
Aon PLC	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140957
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Non-U.S. equities delivered strong returns in 2024, despite geopolitical conflicts and recession worries. Easing inflation in many countries allowed central banks to lower key interest rates, supporting continued economic growth. Employment levels remained resilient throughout the year. The Portfolio outperformed its benchmark, the MSCI All Country World ex-U.S. Index, over the twelve months ended December 31, 2024. Strong stock selection drove relative performance during the period, particularly among biotechnology and pharmaceutical holdings. Within the benchmark, the Financials and Information Technology (“IT”) sectors performed the best, while the Materials sector lagged.

Top Contributors:

•Health Care holdings contributed to relative performance the most. Shares of biopharma company UCB (Belgium) reaccelerated after the FDA approved Bimzelx for treating a new autoimmune disorder.

•Stock selection in Consumer Discretionary added to relative returns. The stock price of Amazon.com surged after reporting strong third quarter earnings, which exceeded analyst estimates and included an upward revision to fourth quarter guidance.

•Security selection in the Materials sector also contributed to relative returns, despite the negative effects of an overweight allocation to the sector.

Top Detractors:

•The Portfolio’s holdings in Financials lagged those in the benchmark. Despite improving fundamentals, UBS Group (Switzerland) ended the year with disappointing returns. Much of the weakness in the stock price was tied to uncertainties surrounding higher capital requirements that may be imposed on Swiss banks by regulators in early 2025.

•In the Industrials sector, the Portfolio’s transportation holdings weighed on relative returns. Shares of Wizz Air (Italy) reported a 44% drop in operating profits caused by delays in receiving new Airbus plane orders and defects in Pratt & Whitney engines that power the majority of its Airbus fleet.

•An underweight allocation in IT also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,831	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,651	$9,434
12/2016	$8,756	$9,858
12/2017	$11,500	$12,538
12/2018	$10,245	$10,758
12/2019	$13,308	$13,073
12/2020	$14,328	$14,465
12/2021	$15,533	$15,597
12/2022	$12,540	$13,101
12/2023	$14,323	$15,147
12/2024	$15,831	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan International Portfolio - Class B	10.53%	3.53%	4.70%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 830,048,219
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 6,726,185
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$830,048,219
# of Portfolio Investments	73
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$6,726,185

Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	0.8
Real Estate	1.8
Consumer Discretionary	4.9
Communication Services	5.1
Materials	5.7
Utilities	7.3
Consumer Staples	8.2
Health Care	11.8
Industrials	18.9
Financials	28.0

Top 10 Countries

Value	Value
Netherlands	4.3
Belgium	4.3
Italy	5.4
Denmark	5.7
Japan	6.2
United States	7.4
Switzerland	9.1
Germany	11.2
France	11.9
United Kingdom	16.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

UBS Group AG	5.4
National Grid PLC	4.9
Deutsche Telekom AG	4.2
Argenx SE	3.9
Deutsche Boerse AG	3.3
Air Liquide SA	3.0
Amazon.com, Inc.	3.0
UCB SA	2.9
Melrose Industries PLC	2.8
Aon PLC	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index. The Senior Loan market outpaced income markets in 2024, with a full-year return of 8.95% for the benchmark, the second-strongest performance in the past eight years. Loan prices moved higher, reaching $97.3 by the end of 2024. This compares with $96.2 at the start of the year. Coupon income, however, was the main performance driver given the high level of interest rates, even after three consecutive cuts by the U.S. Federal Reserve near the end of the year. Measurable demand from structured products and retail fund investors was robust during the period, while institutional loan activity was dominated by refinancings and repricings. In terms of market fundamentals, the trailing 12-month default rate remained low at 0.9% to end the year. Notably, issuers conducting distressed liability management exercises rose during 2024.

Top Contributors:

•Security selection within the Pharmaceuticals and Diversified Telecommunication Services segments added to relative performance.

•An underweight allocation to the Air Freight and Logistics industry also added value during the period.

•The Portfolio’s underweight position in BBB-rated loans – the highest credit rating category in the benchmark and the worst-performing category during the period – helped relative performance.

Top Detractors:

•Security selection within the Health Care Providers and Services industry was the largest detractor from relative results.

•The Portfolio's modest allocation to cash and High-Yield bonds were also relative detractors, as Senior Loans generally outperformed both during the year.

•An underweight to B-rated loans detracted from relative performance, as this was the best performing credit tier in the benchmark over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $15,332	Bloomberg U.S. Universal Bond Index $11,875	Morningstar LSTA U.S. Leveraged Loan Index $16,521
12/2014	$10,000	$10,000	$10,000
12/2015	$9,934	$10,043	$9,931
12/2016	$10,878	$10,436	$10,940
12/2017	$11,313	$10,863	$11,390
12/2018	$11,376	$10,835	$11,441
12/2019	$12,209	$11,842	$12,429
12/2020	$12,494	$12,739	$12,818
12/2021	$12,956	$12,598	$13,485
12/2022	$12,780	$10,961	$13,381
12/2023	$14,197	$11,638	$15,163
12/2024	$15,332	$11,875	$16,521

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class A	8.00%	4.66%	4.37%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index	8.95%	5.86%	5.15%

AssetsNet	$ 545,898,749
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 3,488,769
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$545,898,749
# of Portfolio Investments	445
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,488,769

Holdings [Text Block]

Top 10 Sectors

Value	Value
Entertainment	2.6
Computers	2.9
Leisure Time	2.9
Retail	3.3
Building Materials	3.7
Diversified Financial Services	4.2
Chemicals	5.0
Insurance	5.8
Commercial Services	10.6
Software	12.9

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	3.1
Short-Term Investments	4.4
Floating Rate Loans	92.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Asurion LLC	1.3
Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Epicor Software Corp.	1.1
AmWINS Group, Inc.	1.0
INEOS U.S. Finance LLC	1.0
TransDigm, Inc.	0.9
Tronox Finance LLC	0.8
WEC U.S. Holdings Ltd.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088088
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the Morningstar LSTA U.S. Leveraged Loan Index. The Senior Loan market outpaced income markets in 2024, with a full-year return of 8.95% for the benchmark, the second-strongest performance in the past eight years. Loan prices moved higher, reaching $97.3 by the end of 2024. This compares with $96.2 at the start of the year. Coupon income, however, was the main performance driver given the high level of interest rates, even after three consecutive cuts by the U.S. Federal Reserve near the end of the year. Measurable demand from structured products and retail fund investors was robust during the period, while institutional loan activity was dominated by refinancings and repricings. In terms of market fundamentals, the trailing 12-month default rate remained low at 0.9% to end the year. Notably, issuers conducting distressed liability management exercises rose during 2024.

Top Contributors:

•Security selection within the Pharmaceuticals and Diversified Telecommunication Services segments added to relative performance.

•An underweight allocation to the Air Freight and Logistics industry also added value during the period.

•The Portfolio’s underweight position in BBB-rated loans – the highest credit rating category in the benchmark and the worst-performing category during the period – helped relative performance.

Top Detractors:

•Security selection within the Health Care Providers and Services industry was the largest detractor from relative results.

•The Portfolio's modest allocation to cash and High-Yield bonds were also relative detractors, as Senior Loans generally outperformed both during the year.

•An underweight to B-rated loans detracted from relative performance, as this was the best performing credit tier in the benchmark over the period.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,957	Bloomberg U.S. Universal Bond Index $11,875	Morningstar LSTA U.S. Leveraged Loan Index $16,521
12/2014	$10,000	$10,000	$10,000
12/2015	$9,917	$10,043	$9,931
12/2016	$10,836	$10,436	$10,940
12/2017	$11,234	$10,863	$11,390
12/2018	$11,269	$10,835	$11,441
12/2019	$12,061	$11,842	$12,429
12/2020	$12,310	$12,739	$12,818
12/2021	$12,740	$12,598	$13,485
12/2022	$12,536	$10,961	$13,381
12/2023	$13,888	$11,638	$15,163
12/2024	$14,957	$11,875	$16,521

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Eaton Vance Floating Rate Portfolio - Class B	7.70%	4.40%	4.11%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index	8.95%	5.86%	5.15%

AssetsNet	$ 545,898,749
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 3,488,769
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$545,898,749
# of Portfolio Investments	445
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,488,769

Holdings [Text Block]

Top 10 Sectors

Value	Value
Entertainment	2.6
Computers	2.9
Leisure Time	2.9
Retail	3.3
Building Materials	3.7
Diversified Financial Services	4.2
Chemicals	5.0
Insurance	5.8
Commercial Services	10.6
Software	12.9

Asset Allocation

Value	Value
Warrants	0.0
Convertible Preferred Stocks	0.1
Common Stocks	1.3
Corporate Bonds & Notes	3.1
Short-Term Investments	4.4
Floating Rate Loans	92.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Asurion LLC	1.3
Quikrete Holdings, Inc.	1.2
Cloud Software Group, Inc.	1.1
UKG, Inc.	1.1
Epicor Software Corp.	1.1
AmWINS Group, Inc.	1.0
INEOS U.S. Finance LLC	1.0
TransDigm, Inc.	0.9
Tronox Finance LLC	0.8
WEC U.S. Holdings Ltd.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100086
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The first quarter of 2024 began with financial market exuberance, as investors anticipated imminent interest rate cuts from developed market central banks. However, as economic growth continued to be robust and price pressures persistent, sentiment turned cautious. Throughout the summer months, financial markets oscillated between fears around the possibility of a U.S. recession and relief after the U.S. Federal Reserve’s (the “Fed’s”) initial outsized interest rate cut in September. Despite the interest rate reduction, volatility persisted amid concerns the Fed was behind the curve in easing monetary policy. A stronger-than-expected U.S. economy and sticky inflation later led to a hawkish pivot from the Fed, which lowered interest rates twice during the fourth quarter, but signaled only two interest rate cuts were likely in 2025. Donald Trump’s presidential election victory was seen as positive for domestic economic growth, but created significant uncertainty elsewhere, as investors worried about the implications of increased U.S. protectionism on global trade. Against this backdrop, the Portfolio outperformed its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Index, during the year.

Top Contributors:

•Exposure to High-Yield and Investment Grade corporate bonds, Collateralized Loan Obligations, and Bank Loans contributed.

•Allocations to non-agency Residential Mortgage-Backed Securities, Asset-Backed Securities (“ABS”), and Commercial Mortgage-Backed Securities benefitted relative performance.

•Exposure to the 5-year and 10-year portions of the yield curve was additive.

Top Detractors:

•Exposure to the 2-year portion of the yield curve was a key detractor from relative results.

•Security selection in ABS and Treasury Inflation Protected Securities hindered results, and partially offset performance gains from sector allocations in both.

•Security selection in taxable municipal bonds and agency Mortgage-Backed Securities marginally detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,074	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
12/2014	$10,000	$10,000	$10,000
12/2015	$9,974	$10,055	$10,065
12/2016	$10,303	$10,321	$10,194
12/2017	$10,477	$10,687	$10,281
12/2018	$10,550	$10,688	$10,445
12/2019	$11,053	$11,620	$10,866
12/2020	$11,318	$12,492	$11,228
12/2021	$11,388	$12,299	$11,175
12/2022	$10,872	$10,699	$10,763
12/2023	$11,507	$11,291	$11,259
12/2024	$12,074	$11,432	$11,750

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class A	4.93%	1.78%	1.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 650,323,250
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 3,006,716
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,323,250
# of Portfolio Investments	516
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$3,006,716

Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Short-Term Investments	0.8
Municipals	1.6
Floating Rate Loans	2.3
Mortgage-Backed Securities	7.1
Asset-Backed Securities	19.9
U.S. Treasury & Government Agencies	26.1
Corporate Bonds & Notes	41.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
American Express Credit Account Master Trust	2.0
U.S. Treasury STRIPS Coupon	2.0
Federal National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5
Discover Card Execution Note Trust	1.4
Morgan Stanley	1.4
U.S. Treasury Inflation-Indexed Notes	1.3
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.3
Goldman Sachs Group, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The first quarter of 2024 began with financial market exuberance, as investors anticipated imminent interest rate cuts from developed market central banks. However, as economic growth continued to be robust and price pressures persistent, sentiment turned cautious. Throughout the summer months, financial markets oscillated between fears around the possibility of a U.S. recession and relief after the U.S. Federal Reserve’s (the “Fed’s”) initial outsized interest rate cut in September. Despite the interest rate reduction, volatility persisted amid concerns the Fed was behind the curve in easing monetary policy. A stronger-than-expected U.S. economy and sticky inflation later led to a hawkish pivot from the Fed, which lowered interest rates twice during the fourth quarter, but signaled only two interest rate cuts were likely in 2025. Donald Trump’s presidential election victory was seen as positive for domestic economic growth, but created significant uncertainty elsewhere, as investors worried about the implications of increased U.S. protectionism on global trade. Against this backdrop, the Portfolio outperformed its benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Index, during the year.

Top Contributors:

•Exposure to High-Yield and Investment Grade corporate bonds, Collateralized Loan Obligations, and Bank Loans contributed.

•Allocations to non-agency Residential Mortgage-Backed Securities, Asset-Backed Securities (“ABS”), and Commercial Mortgage-Backed Securities benefitted relative performance.

•Exposure to the 5-year and 10-year portions of the yield curve was additive.

Top Detractors:

•Exposure to the 2-year portion of the yield curve was a key detractor from relative results.

•Security selection in ABS and Treasury Inflation Protected Securities hindered results, and partially offset performance gains from sector allocations in both.

•Security selection in taxable municipal bonds and agency Mortgage-Backed Securities marginally detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,771	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index $11,750
12/2014	$10,000	$10,000	$10,000
12/2015	$9,938	$10,055	$10,065
12/2016	$10,249	$10,321	$10,194
12/2017	$10,386	$10,687	$10,281
12/2018	$10,431	$10,688	$10,445
12/2019	$10,914	$11,620	$10,866
12/2020	$11,146	$12,492	$11,228
12/2021	$11,178	$12,299	$11,175
12/2022	$10,648	$10,699	$10,763
12/2023	$11,244	$11,291	$11,259
12/2024	$11,771	$11,432	$11,750

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Franklin Low Duration Total Return Portfolio - Class B	4.69%	1.52%	1.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	4.36%	1.58%	1.63%

AssetsNet	$ 650,323,250
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 3,006,716
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$650,323,250
# of Portfolio Investments	516
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$3,006,716

Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Short-Term Investments	0.8
Municipals	1.6
Floating Rate Loans	2.3
Mortgage-Backed Securities	7.1
Asset-Backed Securities	19.9
U.S. Treasury & Government Agencies	26.1
Corporate Bonds & Notes	41.2
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
American Express Credit Account Master Trust	2.0
U.S. Treasury STRIPS Coupon	2.0
Federal National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. REMICS	1.5
Discover Card Execution Note Trust	1.4
Morgan Stanley	1.4
U.S. Treasury Inflation-Indexed Notes	1.3
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.3
Goldman Sachs Group, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075557
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.72%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite continued geopolitical concerns, 2024 marked something of a return to economic normalcy after some uncertainty in 2023. The year overall saw a continuing disinflation trend that enabled global monetary policy to firmly shift into an easing cycle, while economic outcomes increasingly pointed towards a soft landing. This notable pivot towards easing became evident as more and more developed market central banks started to cut interest rates. The U.S. Federal Reserve cut the federal funds target rate by 100 basis points (“bps”) over the year to a range of 4.25% to 4.50%. The Bank of Japan was a notable outlier to the global easing trend as it gradually removed some monetary accommodation. Despite a handful of exceptions, most sovereign bond yields rose over 2024, with interim moves largely reflecting changing interest rate expectations. Over the period, the 10-year U.S. Treasury yield rose 69 bps to 4.57%. The U.S. dollar moved higher during much of the first half of 2024, then fell back sharply in the third quarter before rebounding at year end. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the FTSE World Government Bond ex-U.S. Index. The Portfolio's underperformance was primarily due to currency positioning. Interest rate strategies contributed to relative results, while sovereign credit exposures had a largely neutral effect.

Top Contributors:

•The Portfolio's underweight currency exposure to the euro contributed to relative return.

•Underweight duration exposure in Japan contributed to relative performance.

•Overweight duration exposure in South Africa also contributed to relative results.

Top Detractors:

•Overweight currency positions in the Brazilian real, Mexican peso, Colombian peso, Japanese yen, South Korean won, and Australian dollar detracted from relative performance.

•Underweight duration exposures in China and the euro area detracted from relative results.

•Overweight duration exposure in Brazil detracted from relative return.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $7,919	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715	FTSE World Government Bond Index ex-U.S. $8,572
12/2014	$10,000	$10,000	$10,000
12/2015	$9,605	$10,136	$9,446
12/2016	$9,707	$10,632	$9,616
12/2017	$9,750	$10,896	$10,610
12/2018	$9,876	$11,241	$10,417
12/2019	$10,018	$12,092	$10,971
12/2020	$9,442	$12,569	$12,153
12/2021	$8,999	$12,393	$10,977
12/2022	$8,601	$11,183	$8,555
12/2023	$8,919	$12,113	$9,053
12/2024	$7,919	$12,715	$8,572

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class A	(11.21%)	(4.59%)	(2.31%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	2.43%
FTSE World Government Bond Index ex-U.S.	(5.32%)	(4.81%)	(1.53%)

AssetsNet	$ 438,722,946
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 3,109,454
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$438,722,946
# of Portfolio Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,109,454

Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.9
Foreign Government	81.9

Top 10 Countries

Value	Value
South Africa	4.4
Panama	4.5
Norway	4.6
India	5.8
Colombia	6.9
Egypt	7.8
South Korea	8.3
Malaysia	8.8
Brazil	9.7
Australia	10.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	9.7
Malaysia Government Bonds	8.8
Korea Treasury Bonds	8.3
Colombia TES	6.9
India Government Bonds	5.8
Egypt Treasury Bills	5.6
Norway Government Bonds	4.6
Panama Government International Bonds	4.5
Republic of South Africa Government Bonds	4.4
International Bank for Reconstruction & Development	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075558
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$91	0.97%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite continued geopolitical concerns, 2024 marked something of a return to economic normalcy after some uncertainty in 2023. The year overall saw a continuing disinflation trend that enabled global monetary policy to firmly shift into an easing cycle, while economic outcomes increasingly pointed towards a soft landing. This notable pivot towards easing became evident as more and more developed market central banks started to cut interest rates. The U.S. Federal Reserve cut the federal funds target rate by 100 basis points (“bps”) over the year to a range of 4.25% to 4.50%. The Bank of Japan was a notable outlier to the global easing trend as it gradually removed some monetary accommodation. Despite a handful of exceptions, most sovereign bond yields rose over 2024, with interim moves largely reflecting changing interest rate expectations. Over the period, the 10-year U.S. Treasury yield rose 69 bps to 4.57%. The U.S. dollar moved higher during much of the first half of 2024, then fell back sharply in the third quarter before rebounding at year end. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the FTSE World Government Bond ex-U.S. Index. The Portfolio's underperformance was primarily due to currency positioning. Interest rate strategies contributed to relative results, while sovereign credit exposures had a largely neutral effect.

Top Contributors:

•The Portfolio's underweight currency exposure to the euro contributed to relative return.

•Underweight duration exposure in Japan contributed to relative performance.

•Overweight duration exposure in South Africa also contributed to relative results.

Top Detractors:

•Overweight currency positions in the Brazilian real, Mexican peso, Colombian peso, Japanese yen, South Korean won, and Australian dollar detracted from relative performance.

•Underweight duration exposures in China and the euro area detracted from relative results.

•Overweight duration exposure in Brazil detracted from relative return.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $7,727	Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,715	FTSE World Government Bond Index ex-U.S. $8,572
12/2014	$10,000	$10,000	$10,000
12/2015	$9,584	$10,136	$9,446
12/2016	$9,668	$10,632	$9,616
12/2017	$9,681	$10,896	$10,610
12/2018	$9,779	$11,241	$10,417
12/2019	$9,893	$12,092	$10,971
12/2020	$9,309	$12,569	$12,153
12/2021	$8,842	$12,393	$10,977
12/2022	$8,432	$11,183	$8,555
12/2023	$8,728	$12,113	$9,053
12/2024	$7,727	$12,715	$8,572

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Templeton International Bond Portfolio - Class B	(11.47%)	(4.82%)	(2.55%)
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	4.97%	1.01%	2.43%
FTSE World Government Bond Index ex-U.S.	(5.32%)	(4.81%)	(1.53%)

AssetsNet	$ 438,722,946
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 3,109,454
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$438,722,946
# of Portfolio Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$3,109,454

Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.4
Short-Term Investments	11.9
Foreign Government	81.9

Top 10 Countries

Value	Value
South Africa	4.4
Panama	4.5
Norway	4.6
India	5.8
Colombia	6.9
Egypt	7.8
South Korea	8.3
Malaysia	8.8
Brazil	9.7
Australia	10.6

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Brazil Notas do Tesouro Nacional	9.7
Malaysia Government Bonds	8.8
Korea Treasury Bonds	8.3
Colombia TES	6.9
India Government Bonds	5.8
Egypt Treasury Bills	5.6
Norway Government Bonds	4.6
Panama Government International Bonds	4.5
Republic of South Africa Government Bonds	4.4
International Bank for Reconstruction & Development	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030760
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $32,353	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,459	$10,138
12/2016	$11,348	$11,351
12/2017	$13,854	$13,829
12/2018	$13,002	$13,223
12/2019	$17,171	$17,386
12/2020	$20,995	$20,585
12/2021	$26,114	$26,494
12/2022	$21,146	$21,696
12/2023	$26,588	$27,399
12/2024	$32,353	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class A	21.69%	13.51%	12.46%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,414,826,335
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 11,701,470
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030761
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $31,566	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,441	$10,138
12/2016	$11,296	$11,351
12/2017	$13,763	$13,829
12/2018	$12,883	$13,223
12/2019	$16,967	$17,386
12/2020	$20,705	$20,585
12/2021	$25,680	$26,494
12/2022	$20,748	$21,696
12/2023	$26,021	$27,399
12/2024	$31,566	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class B	21.31%	13.22%	12.18%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,414,826,335
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 11,701,470
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030763
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Large Cap Research Portfolio underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to its benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. As a reminder, the Portfolio is managed in an industry-neutral structure relative to its benchmark, which promotes stock selection as the primary driver of performance.

Top Contributors:

•Although security selection detracted overall, strong selection within the Communication Services sector contributed to relative performance.

•The Portfolio's overweight allocation to the Financials sector and underweight allocation to the Real Estate sector benefited relative results.

•Top contributors to relative performance during the period included not owning Intel (Information Technology) and Johnson & Johnson (Health Care) and an out-of-benchmark position in Spotify Technology (Communication Services).

Top Detractors:

•Challenging stock selection within the Information Technology, Health Care and Consumer Staples sectors detracted most from relative performance.

•The Portfolio's overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector detracted from relative results.

•The Portfolio’s top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Tesla (Consumer Discretionary) and an overweight position in Adobe (Information Technology).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $31,874	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,445	$10,138
12/2016	$11,312	$11,351
12/2017	$13,792	$13,829
12/2018	$12,924	$13,223
12/2019	$17,039	$17,386
12/2020	$20,805	$20,585
12/2021	$25,839	$26,494
12/2022	$20,900	$21,696
12/2023	$26,231	$27,399
12/2024	$31,874	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Large Cap Research Portfolio - Class E	21.51%	13.34%	12.29%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 2,414,826,335
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 11,701,470
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,414,826,335
# of Portfolio Investments	182
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$11,701,470

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.9
Utilities	3.0
Energy	3.9
Consumer Staples	4.3
Industrials	8.2
Communication Services	8.3
Consumer Discretionary	11.2
Health Care	11.7
Financials	14.1
Information Technology	31.1

Top 10 Countries

Value	Value
Argentina	0.1
Netherlands	0.1
Sweden	0.1
Bermuda	0.1
Denmark	0.3
Germany	0.6
China	0.8
United Kingdom	1.3
United States	96.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.0
Microsoft Corp.	6.7
Apple, Inc.	6.6
Amazon.com, Inc.	5.6
Alphabet, Inc.	4.8
Wells Fargo & Co.	2.9
Broadcom, Inc.	2.8
Berkshire Hathaway, Inc.	2.1
Exxon Mobil Corp.	1.8
Eli Lilly & Co.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030620
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $13,945	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,877	$10,048	$9,921
12/2016	$9,991	$11,327	$10,324
12/2017	$11,088	$13,721	$11,394
12/2018	$10,161	$13,002	$10,752
12/2019	$12,711	$17,035	$13,107
12/2020	$12,104	$20,593	$11,923
12/2021	$16,304	$25,877	$15,033
12/2022	$12,275	$20,907	$11,262
12/2023	$13,854	$26,334	$12,351
12/2024	$13,945	$32,604	$12,467

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class A	0.66%	1.87%	3.38%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

AssetsNet	$ 852,517,186
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,623,114
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030621
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $13,612	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,860	$10,048	$9,921
12/2016	$9,946	$11,327	$10,324
12/2017	$11,015	$13,721	$11,394
12/2018	$10,062	$13,002	$10,752
12/2019	$12,559	$17,035	$13,107
12/2020	$11,929	$20,593	$11,923
12/2021	$16,035	$25,877	$15,033
12/2022	$12,027	$20,907	$11,262
12/2023	$13,558	$26,334	$12,351
12/2024	$13,612	$32,604	$12,467

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class B	0.40%	1.62%	3.13%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

AssetsNet	$ 852,517,186
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,623,114
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030623
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Global real estate stocks finished 2024 with a modestly positive total return as performance was tempered by a difficult fourth quarter and a strengthening U.S. dollar. Real estate investment trusts rallied in the third quarter following the U.S. Federal Reserve Bank's (the "Fed") first rate cut in 4 years but retraced most of the rally as investors turned cautious following the Fed’s meeting in December as it indicated fewer cuts in 2025 may be expected based on a healthy U.S. economy, moderating inflation and a relatively strong labor market. Meanwhile, the economic landscape outside the U.S. remained less robust, and markets discounted the impact of potential U.S. trade tariffs towards Europe and China. Central banks in Europe continued to ease rates in an effort to stimulate growth. In the Asia-Pacific region, the Chinese government introduced several measures to support property markets. While markets traded primarily on macro news during the year, underlying property fundamentals remained positive.

Top Contributors:

•Stock selection in Australia was the top contributor to relative performance, led by overweights to outperforming positions in Goodman Group and HMC Capital Limited. These stocks benefited from their data center exposure.

•Stock selection in the U.S. Hotel sector was strong, led by outperformance of Hilton Worldwide Holdings and Marriott International.

•An overweight to the outperforming U.S. Mall sector added value during the year.

Top Detractors:

•Positioning in the U.S. Residential sector was the largest detractor from relative performance. The majority of underperformance was the result of the Portfolio having an underweight allocation to this outperforming sector.

•Stock selection in the U.S. Industrial sector was a drag on relative performance. While the Portfolio benefited from an underweight to this underperforming sector, stock selection hurt performance. Positions in Rexford Industrial and Americold Realty Trust underperformed the market.

•An underweight to the outperforming U.S. Office sector detracted from relative performance. The Portfolio is underweight this sector on fundamental concerns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $13,745	Russell 3000 Index $32,604	FTSE EPRA /NAREIT Developed Index $12,467
12/2014	$10,000	$10,000	$10,000
12/2015	$9,870	$10,048	$9,921
12/2016	$9,958	$11,327	$10,324
12/2017	$11,044	$13,721	$11,394
12/2018	$10,095	$13,002	$10,752
12/2019	$12,623	$17,035	$13,107
12/2020	$11,996	$20,593	$11,923
12/2021	$16,143	$25,877	$15,033
12/2022	$12,125	$20,907	$11,262
12/2023	$13,676	$26,334	$12,351
12/2024	$13,745	$32,604	$12,467

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
CBRE Global Real Estate Portfolio - Class E	0.50%	1.72%	3.23%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE EPRA /NAREIT Developed Index	0.94%	(1.00%)	2.23%

AssetsNet	$ 852,517,186
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 5,623,114
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$852,517,186
# of Portfolio Investments	112
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$5,623,114

Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.5
Office REITs	2.6
Hotel & Resort REITs	3.8
Diversified REITs	5.5
Health Care REITs	6.2
Real Estate Management & Development	7.8
Residential REITs	8.8
Industrial REITs	11.3
Specialized REITs	22.5
Retail REITs	28.3

Top 10 Countries

Value	Value
Sweden	0.7
Canada	1.4
Germany	2.3
France	3.6
Singapore	3.6
Hong Kong	3.7
United Kingdom	4.5
Australia	5.5
Japan	8.2
United States	64.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	9.5
Simon Property Group, Inc.	7.2
Realty Income Corp.	6.6
Public Storage	3.4
Welltower, Inc.	3.3
Extra Space Storage, Inc.	2.9
CubeSmart	2.3
Goodman Group	2.2
Brixmor Property Group, Inc.	2.0
Rexford Industrial Realty, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030710
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.72%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $14,153	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,569	$9,919
12/2016	$10,375	$10,018
12/2017	$13,569	$12,526
12/2018	$10,349	$10,798
12/2019	$12,919	$13,176
12/2020	$13,612	$14,205
12/2021	$14,791	$15,805
12/2022	$12,457	$13,521
12/2023	$14,856	$15,987
12/2024	$14,153	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class A	(4.73%)	1.84%	3.53%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,987,416,303
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 14,931,294
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030711
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.97%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $13,805	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,548	$9,919
12/2016	$10,329	$10,018
12/2017	$13,471	$12,526
12/2018	$10,242	$10,798
12/2019	$12,753	$13,176
12/2020	$13,406	$14,205
12/2021	$14,538	$15,805
12/2022	$12,212	$13,521
12/2023	$14,526	$15,987
12/2024	$13,805	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class B	(4.96%)	1.60%	3.28%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,987,416,303
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 14,931,294
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030713
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$85	0.87%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities finished higher in 2024 with 5 of 11 sectors posting positive returns. By sector, Financials and Industrials were top contributors to market returns while Materials, Energy, and Consumer Staples were top detractors. By country, Japan and the United Kingdom (“U.K.”) were top contributors to market performance while France and Denmark were top detractors. For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. Country weightings and stock selection detracted from the Portfolio's relative performance during the period, while sector weightings contributed.

Top Contributors:

•Sector weightings contributed to the Portfolio's performance. Stock selection in Consumer Staples and an underweight allocation to the Energy sector produced the strongest relative results.

•On a country basis, stock selection in Denmark and Italy contributed the most to relative performance.

•Positions in Intesa Sanpaolo (Italy), Prosus (Netherlands), and Lloyds Banking Group (U.K.) were the biggest contributors to the Portfolio's returns for the year.

Top Detractors:

•On a sector basis, stock selection detracted from the Portfolio's relative performance. Stock selection in the Financials and Consumer Discretionary sectors detracted the most from relative performance.

•On a country basis, country weightings and stock selection detracted from the Portfolio's relative performance. Stock selection in Germany and France were the largest detractors.

•Bayer (Germany), Kering (France), and Edenred (France) detracted the most from the Portfolio's return for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $13,930	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,555	$9,919
12/2016	$10,349	$10,018
12/2017	$13,507	$12,526
12/2018	$10,284	$10,798
12/2019	$12,814	$13,176
12/2020	$13,485	$14,205
12/2021	$14,635	$15,805
12/2022	$12,304	$13,521
12/2023	$14,648	$15,987
12/2024	$13,930	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Harris Oakmark International Portfolio - Class E	(4.90%)	1.68%	3.37%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,987,416,303
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 14,931,294
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,987,416,303
# of Portfolio Investments	84
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$14,931,294

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	4.3
Materials	4.4
Information Technology	5.1
Consumer Staples	7.5
Health Care	13.2
Financials	19.3
Consumer Discretionary	21.5
Industrials	21.5

Top 10 Countries

Value	Value
South Korea	2.6
China	2.7
Italy	2.9
Sweden	3.5
Netherlands	4.2
Switzerland	4.6
United States	5.2
United Kingdom	12.5
France	18.9
Germany	25.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.8
CNH Industrial NV	3.3
Kering SA	3.3
Continental AG	3.2
Bayer AG	3.2
Bayerische Motoren Werke AG	2.8
Edenred SE	2.8
Fresenius Medical Care AG	2.6
Airbus SE	2.3
Mercedes-Benz Group AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112664
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the Dow Jones Moderate Portfolio Index, during the year ended December 31, 2024. Underperformance was primarily driven by the Portfolio's structural underweight to equities, particularly U.S. equities. The global monetary easing cycle finally arrived, with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Throughout the year, monetary policy remained a key market driver, with dovish central bank comments boosting market sentiment and expectations of further interest rate cuts.

Top Contributors:

•Strategic exposure to global equities was the top contributor to Portfolio performance with all six equity markets posting gains. U.S. equities contributed the most to performance, followed by Japanese equities. U.S. equities continued to benefit from enthusiasm around artificial intelligence prospects, while Japanese equities benefited from a weakening yen.

•Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning across global government bonds.

Top Detractors:

•Strategic exposure to global government bonds detracted from Portfolio results in aggregate, with losses from Australian, Canadian, German, Japanese, U.K. and U.S. bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer-term bonds.

•Strategic exposure to commodities detracted from results in aggregate as gains in precious metals were outweighed by losses in agriculture, energy and industrial metals.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $14,872	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,580	$9,764	$9,685	$9,879
12/2016	$10,702	$10,531	$9,887	$10,636
12/2017	$11,772	$13,056	$10,618	$12,247
12/2018	$11,015	$11,827	$10,490	$11,609
12/2019	$12,698	$14,973	$11,208	$13,769
12/2020	$13,985	$17,406	$12,238	$15,454
12/2021	$15,340	$20,633	$11,662	$16,907
12/2022	$13,436	$16,844	$9,767	$14,376
12/2023	$14,301	$20,584	$10,326	$16,202
12/2024	$14,872	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Balanced-Risk Allocation Portfolio - Class B	4.00%	3.21%	4.05%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 732,802,712
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,705,228
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$732,802,712
# of Portfolio Investments	88
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,705,228

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.8
U.S. Small Cap Equities	5.6
Emerging Market Equities	6.7
International Developed Market Equities	22.3
Commodities	28.2
Global Developed Bonds	59.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030670
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 1000 Value Index, during the period ended December 31, 2024. Outperformance was primarily driven by stock selection in the Communication Services, Industrials and Materials sectors, while relative returns were partially offset by stock selection in the Health Care, Information Technology ("IT"), and Consumer Staples sectors. U.S. equity indices experienced strong returns, as the U.S. economy remained resilient during the period. Economic data suggested that the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence, the Communication Services and Information Technology sectors had strong returns, while the Materials and Health Care sectors lagged.

Top Contributors:

•In the Communication Services sector, favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year.

•In the Industrials sector, performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton, and Emerson Electric were key contributors to relative returns.

Top Detractors:

•Some of the largest detractors within the Health Care sector were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health, had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.

•Within the IT sector, stock selection in IT services company, DXC Technology, and within semiconductors, Intel and NXP Semiconductors (China) were key detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $25,160	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,427	$10,048	$9,617
12/2016	$11,090	$11,327	$11,285
12/2017	$13,117	$13,721	$12,827
12/2018	$11,555	$13,002	$11,767
12/2019	$14,474	$17,035	$14,890
12/2020	$14,434	$20,593	$15,306
12/2021	$19,266	$25,877	$19,157
12/2022	$19,435	$20,907	$17,713
12/2023	$21,868	$26,334	$19,743
12/2024	$25,160	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class A	15.06%	11.69%	9.67%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 1,880,782,447
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 10,361,614
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,782,447
# of Portfolio Investments	85
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$10,361,614

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Materials	3.2
Consumer Discretionary	4.0
Communication Services	9.0
Energy	9.4
Consumer Staples	9.9
Information Technology	10.9
Industrials	11.9
Health Care	16.0
Financials	20.4

Top Countries

Value	Value
Netherlands	0.1
Belgium	0.8
China	1.3
Canada	1.7
United Kingdom	2.8
United States	91.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.3
Wells Fargo & Co.	3.2
Microsoft Corp.	2.8
Alphabet, Inc.	2.4
Cisco Systems, Inc.	2.3
Meta Platforms, Inc.	2.1
State Street Corp.	2.0
Johnson Controls International PLC	2.0
FedEx Corp.	1.9
Chevron Corp.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030671
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 1000 Value Index, during the period ended December 31, 2024. Outperformance was primarily driven by stock selection in the Communication Services, Industrials and Materials sectors, while relative returns were partially offset by stock selection in the Health Care, Information Technology ("IT"), and Consumer Staples sectors. U.S. equity indices experienced strong returns, as the U.S. economy remained resilient during the period. Economic data suggested that the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence, the Communication Services and Information Technology sectors had strong returns, while the Materials and Health Care sectors lagged.

Top Contributors:

•In the Communication Services sector, favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year.

•In the Industrials sector, performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton, and Emerson Electric were key contributors to relative returns.

Top Detractors:

•Some of the largest detractors within the Health Care sector were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health, had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.

•Within the IT sector, stock selection in IT services company, DXC Technology, and within semiconductors, Intel and NXP Semiconductors (China) were key detractors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,530	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,403	$10,048	$9,617
12/2016	$11,029	$11,327	$11,285
12/2017	$13,017	$13,721	$12,827
12/2018	$11,435	$13,002	$11,767
12/2019	$14,288	$17,035	$14,890
12/2020	$14,216	$20,593	$15,306
12/2021	$18,934	$25,877	$19,157
12/2022	$19,055	$20,907	$17,713
12/2023	$21,381	$26,334	$19,743
12/2024	$24,530	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Comstock Portfolio - Class B	14.73%	11.42%	9.39%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 1,880,782,447
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 10,361,614
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,782,447
# of Portfolio Investments	85
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$10,361,614

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Materials	3.2
Consumer Discretionary	4.0
Communication Services	9.0
Energy	9.4
Consumer Staples	9.9
Information Technology	10.9
Industrials	11.9
Health Care	16.0
Financials	20.4

Top Countries

Value	Value
Netherlands	0.1
Belgium	0.8
China	1.3
Canada	1.7
United Kingdom	2.8
United States	91.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.3
Wells Fargo & Co.	3.2
Microsoft Corp.	2.8
Alphabet, Inc.	2.4
Cisco Systems, Inc.	2.3
Meta Platforms, Inc.	2.1
State Street Corp.	2.0
Johnson Controls International PLC	2.0
FedEx Corp.	1.9
Chevron Corp.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063051
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,166	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,410	$9,764	$10,155
12/2016	$10,458	$10,531	$10,487
12/2017	$14,339	$13,056	$13,633
12/2018	$12,481	$11,827	$12,525
12/2019	$16,463	$14,973	$16,623
12/2020	$21,059	$17,406	$22,208
12/2021	$24,377	$20,633	$26,006
12/2022	$16,650	$16,844	$18,566
12/2023	$22,475	$20,584	$24,734
12/2024	$26,166	$24,183	$30,726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class A	16.42%	9.71%	10.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 1,119,577,310
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,139,555
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063048
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,522	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,386	$9,764	$10,155
12/2016	$10,407	$10,531	$10,487
12/2017	$14,230	$13,056	$13,633
12/2018	$12,359	$11,827	$12,525
12/2019	$16,261	$14,973	$16,623
12/2020	$20,746	$17,406	$22,208
12/2021	$23,955	$20,633	$26,006
12/2022	$16,327	$16,844	$18,566
12/2023	$21,973	$20,584	$24,734
12/2024	$25,522	$24,183	$30,726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class B	16.15%	9.43%	9.82%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 1,119,577,310
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,139,555
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063050
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed its benchmark, the MSCI All Country World Growth Index, during the twelve-month period ended December 31, 2024. Underperformance was primarily driven by stock selection in the Information Technology, Consumer Discretionary, and Healthcare sectors. Global equity markets rose strongly during the year, with U.S. megacap stocks driving the gains, fueled by enthusiasm for artificial intelligence-related investments. The interest rate cycle turn in the third quarter caused high-quality segments of the market to underperform in the second half of the year. Emerging Markets outperformed Developed Markets, as news of Chinese fiscal stimulus improved sentiment.

Top Contributors:

•An overweight to Meta Platforms contributed to performance. Meta continues to lead in social media advertising with strong user growth, engagement, and monetization. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.

•An overweight to Alphabet Inc. contributed to performance. Alphabet reported strong results in its Google search, cloud business, and YouTube advertising, in addition to introducing a $10 billion annual dividend and authorized $70 billion in share repurchases.

Top Detractors:

•An overweight to Adobe detracted from performance. Adobe is a leader in digital creative and marketing tools and successfully transitioned to a thriving cloud platform. However, the stock fell after lower-than-expected revenue guidance during the year raised concerns about 2025 growth.

•An overweight to LVMH detracted from performance. LVMH is a leading luxury company with brands like Louis Vuitton and Sephora. During the year, the company delivered disappointing earnings results due to a slowdown in luxury goods demand, particularly in China.

•An overweight to Atlas Copco detracted from performance. Atlas Copco is a leading Swedish industrial company. They delivered mixed earnings results throughout the year, due to weak performance in its air compressor business, but strong performance in its vacuum pump business, driven by semiconductor industry demand.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,776	MSCI All Country World Index $24,183	MSCI All Country World Growth Index $30,726
12/2014	$10,000	$10,000	$10,000
12/2015	$10,394	$9,764	$10,155
12/2016	$10,426	$10,531	$10,487
12/2017	$14,274	$13,056	$13,633
12/2018	$12,408	$11,827	$12,525
12/2019	$16,342	$14,973	$16,623
12/2020	$20,868	$17,406	$22,208
12/2021	$24,125	$20,633	$26,006
12/2022	$16,456	$16,844	$18,566
12/2023	$22,171	$20,584	$24,734
12/2024	$25,776	$24,183	$30,726

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Global Equity Portfolio - Class E	16.26%	9.54%	9.93%
MSCI All Country World Index	17.49%	10.06%	9.23%
MSCI All Country World Growth Index	24.23%	13.07%	11.88%

AssetsNet	$ 1,119,577,310
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 6,139,555
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,119,577,310
# of Portfolio Investments	61
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$6,139,555

Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.6
Industrials	9.2
Consumer Discretionary	10.5
Financials	10.6
Health Care	10.9
Communication Services	23.1
Information Technology	30.5

Top 10 Countries

Value	Value
Spain	1.3
Denmark	1.5
Netherlands	1.6
China	3.1
Japan	4.2
Sweden	4.3
Germany	4.5
France	6.4
India	6.7
United States	62.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.9
DLF Ltd.	4.6
S&P Global, Inc.	4.3
Analog Devices, Inc.	3.9
SAP SE	3.9
NVIDIA Corp.	3.7
Marvell Technology, Inc.	3.6
Visa, Inc.	2.9
Intuit, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030546
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,540	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,858	$10,048	$9,862
12/2016	$11,014	$11,327	$10,978
12/2017	$13,834	$13,721	$13,411
12/2018	$12,620	$13,002	$12,163
12/2019	$15,730	$17,035	$15,628
12/2020	$24,733	$20,593	$21,040
12/2021	$26,495	$25,877	$21,636
12/2022	$17,211	$20,907	$15,933
12/2023	$19,333	$26,334	$18,906
12/2024	$22,540	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class A	16.59%	7.46%	8.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 858,648,152
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 7,078,993
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030547
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,982	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,829	$10,048	$9,862
12/2016	$10,953	$11,327	$10,978
12/2017	$13,727	$13,721	$13,411
12/2018	$12,486	$13,002	$12,163
12/2019	$15,533	$17,035	$15,628
12/2020	$24,350	$20,593	$21,040
12/2021	$26,038	$25,877	$21,636
12/2022	$16,887	$20,907	$15,933
12/2023	$18,896	$26,334	$18,906
12/2024	$21,982	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class B	16.33%	7.19%	8.20%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 858,648,152
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 7,078,993
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030549
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Growth Index, over the twelve-month period ended December 31, 2024. The outperformance was primarily driven by strong security selection in the Healthcare, Consumer Discretionary, Utilities, Financials, and Energy sectors. An underweight to the Healthcare sector and an overweight to the Information Technology ("IT") sector was also beneficial. These results were partially offset by weaker security selection in the IT, Consumer Staples, Industrials and Real Estate sectors. U.S. Small Cap equities saw improved performance in the back half of the year, as the U.S. Federal Reserve Board began easing monetary policy. Small-cap IT stocks experienced robust growth, driven by advancements in artificial intelligence ("AI") and increased demand for cloud-based solutions.

Top Contributors:

•Out of benchmark positions in Astera Labs Inc. and Natera Inc. were the largest individual contributors to performance.

•Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the AI and cloud sectors.

•Natera makes genetic diagnostics and monitoring tests for oncology, organ health, and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business.

Top Detractors:

•Stock selection in the IT sector detracted during 2024, largely due to not owning Super Micro Computer, which rallied on AI headlines, and not owning MicroStrategy, which rallied due to its large holding in Bitcoin. Both names were large positions in the benchmark.

•Not owning Sprouts Farmers Market Inc. detracted from relative performance.

•An out of benchmark position in Viking Therapeutics Inc. detracted from relative performance.

•An underweight position in Credo Technology Group Holding Ltd. detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $22,208	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$9,840	$10,048	$9,862
12/2016	$10,976	$11,327	$10,978
12/2017	$13,769	$13,721	$13,411
12/2018	$12,537	$13,002	$12,163
12/2019	$15,601	$17,035	$15,628
12/2020	$24,506	$20,593	$21,040
12/2021	$26,224	$25,877	$21,636
12/2022	$17,018	$20,907	$15,933
12/2023	$19,084	$26,334	$18,906
12/2024	$22,208	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Invesco Small Cap Growth Portfolio - Class E	16.37%	7.32%	8.31%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 858,648,152
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 7,078,993
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$858,648,152
# of Portfolio Investments	130
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$7,078,993

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.3
Utilities	1.3
Energy	2.5
Materials	4.0
Consumer Staples	4.0
Financials	8.6
Consumer Discretionary	12.1
Industrials	18.7
Health Care	19.5
Information Technology	25.8

Top Countries

Value	Value
Thailand	0.5
Denmark	0.7
Israel	0.7
United Kingdom	0.9
Canada	3.8
United States	91.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Astera Labs, Inc.	1.9
Q2 Holdings, Inc.	1.5
AAON, Inc.	1.5
Coherent Corp.	1.4
Jefferies Financial Group, Inc.	1.4
TMX Group Ltd.	1.4
Glaukos Corp.	1.3
Pegasystems, Inc.	1.3
Talen Energy Corp.	1.3
Clean Harbors, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030600
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The outperformance was largely driven by security selection and sector allocation. Security selection in the Credit sector and an underweight in U.S. Treasuries were the primary reasons for the outperformance. The Portfolio's overweight to securitized sectors also heavily contributed to the outperformance. The non-Agency Mortgage-Backed Securities ("MBS") sector benefited from continued appreciation in housing prices and market technicals. The Commercial Mortgage-Backed Securities ("CMBS") sector was the top performing securitized sector in the Bloomberg U.S. Aggregate Bond Index for the year. CMBS benefited from an increase in risk appetite after the election. The Asset-Backed Securities ("ABS") sector saw heavy issuance over the course of the year.

Top Contributors:

•Security selection within Investment Grade Corporate Bonds was positive, as the Portfolio was underweight in the Industrials sector and overweight in the Financials sector.

•An underweight to U.S. Treasuries was positive as spread sectors broadly outperformed duration-neutral Treasuries.

Top Detractors:

•Although security selection in the Agency MBS subsector was positive, security selection within the Agency CMBS subsector negatively impacted performance during the period.

•Within the ABS sector, the Portfolio's overweight position in Consumer Loans had a negative effect on performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,774	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,071	$10,055
12/2016	$10,322	$10,321
12/2017	$10,690	$10,687
12/2018	$10,720	$10,688
12/2019	$11,631	$11,620
12/2020	$12,580	$12,492
12/2021	$12,424	$12,299
12/2022	$10,861	$10,699
12/2023	$11,511	$11,291
12/2024	$11,774	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class A	2.28%	0.25%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 1,232,816,473
Holdings Count | Holding	1,057
Advisory Fees Paid, Amount	$ 5,445,859
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,232,816,473
# of Portfolio Investments	1,057
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,445,859

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.1
Foreign Government	0.3
Mortgage-Backed Securities	3.2
Asset-Backed Securities	13.0
Corporate Bonds & Notes	28.1
U.S. Treasury & Government Agencies	54.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.1
U.S. Treasury Bonds	10.8
U.S. Treasury Notes	9.6
Government National Mortgage Association	4.2
U.S. Treasury STRIPS Coupon	3.5
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.5
Government National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.5
Bank of America Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030601
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The outperformance was largely driven by security selection and sector allocation. Security selection in the Credit sector and an underweight in U.S. Treasuries were the primary reasons for the outperformance. The Portfolio's overweight to securitized sectors also heavily contributed to the outperformance. The non-Agency Mortgage-Backed Securities ("MBS") sector benefited from continued appreciation in housing prices and market technicals. The Commercial Mortgage-Backed Securities ("CMBS") sector was the top performing securitized sector in the Bloomberg U.S. Aggregate Bond Index for the year. CMBS benefited from an increase in risk appetite after the election. The Asset-Backed Securities ("ABS") sector saw heavy issuance over the course of the year.

Top Contributors:

•Security selection within Investment Grade Corporate Bonds was positive, as the Portfolio was underweight in the Industrials sector and overweight in the Financials sector.

•An underweight to U.S. Treasuries was positive as spread sectors broadly outperformed duration-neutral Treasuries.

Top Detractors:

•Although security selection in the Agency MBS subsector was positive, security selection within the Agency CMBS subsector negatively impacted performance during the period.

•Within the ABS sector, the Portfolio's overweight position in Consumer Loans had a negative effect on performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,479	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,048	$10,055
12/2016	$10,272	$10,321
12/2017	$10,612	$10,687
12/2018	$10,615	$10,688
12/2019	$11,487	$11,620
12/2020	$12,393	$12,492
12/2021	$12,212	$12,299
12/2022	$10,640	$10,699
12/2023	$11,248	$11,291
12/2024	$11,479	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Core Bond Portfolio - Class B	2.05%	(0.01%)	1.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 1,232,816,473
Holdings Count | Holding	1,057
Advisory Fees Paid, Amount	$ 5,445,859
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,232,816,473
# of Portfolio Investments	1,057
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,445,859

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.1
Foreign Government	0.3
Mortgage-Backed Securities	3.2
Asset-Backed Securities	13.0
Corporate Bonds & Notes	28.1
U.S. Treasury & Government Agencies	54.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.1
U.S. Treasury Bonds	10.8
U.S. Treasury Notes	9.6
Government National Mortgage Association	4.2
U.S. Treasury STRIPS Coupon	3.5
Federal Home Loan Mortgage Corp.	3.1
Federal National Mortgage Association-ACES	2.5
Government National Mortgage Association REMICS	1.5
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.5
Bank of America Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112668
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Active Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, over the twelve-month period ended December 31, 2024. In 2024, the market environment was characterized by strong equity performance, particularly in the U.S. The growth equity sleeve of the Portfolio positively impacted performance. Meanwhile, the U.S. core fixed income sleeve provided stability amid rising yields, showcasing the Portfolio's strategic focus on balancing growth and risk management. At the start of 2024, the Portfolio's Systematic Exposure Management ("SEM") framework indicated full risk levels across all asset classes. The Portfolio began the year with 53% in equities, 27% in fixed income, and 1% in cash. By year-end, these allocations shifted to 57% in equities, 22% in fixed income, and 1% in cash. Convertible exposure remained steady at approximately 20%. Throughout the year, the Portfolio gradually reduced its exposure to developed non-U.S. equities, specifically in the Europe, Australasia, and Far East regions. European equities faced challenges due to weakened economic momentum, high energy costs, and political turmoil, particularly in France and Germany. These factors led to increased market volatility, prompting the Portfolio to reduce its exposure in this asset class as part of its risk management strategy.

Top Contributors:

•The Growth Advantage sleeve was the biggest contributor to the Portfolio. This was driven by strong performance in growth stocks, particularly in the U.S. market.

•Tactical increases in U.S. equity exposure, especially in large-cap stocks, aligned well with market trends, contributing positively to the Portfolio's overall returns.

Top Detractors:

•The Interest Rate Overlay detracted, impacted by rising interest rates and central bank policy shifts.

•The Convertibles sleeve detracted due to an underweight to emerging markets and specific sector positioning.

•The decision to be overweight international equities detracted in the first half of 2024, due to economic challenges in Europe and strong U.S. equity performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,513	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,089	$9,764	$9,685	$9,879
12/2016	$10,382	$10,531	$9,887	$10,636
12/2017	$12,112	$13,056	$10,618	$12,247
12/2018	$11,241	$11,827	$10,490	$11,609
12/2019	$13,142	$14,973	$11,208	$13,769
12/2020	$14,749	$17,406	$12,238	$15,454
12/2021	$16,171	$20,633	$11,662	$16,907
12/2022	$13,333	$16,844	$9,767	$14,376
12/2023	$14,734	$20,584	$10,326	$16,202
12/2024	$15,513	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Global Active Allocation Portfolio - Class B	5.29%	3.37%	4.49%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 1,343,344,148
Holdings Count | Holding	1,431
Advisory Fees Paid, Amount	$ 9,529,204
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,343,344,148
# of Portfolio Investments	1,431
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$9,529,204

Holdings [Text Block]

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	2.1
Microsoft Corp.	1.5
NVIDIA Corp.	1.5
Amazon.com, Inc.	1.4
Bank of America Corp.	1.4
Apple, Inc.	1.0
Meta Platforms, Inc.	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
LVMH Moet Hennessy Louis Vuitton SE	0.6
ASML Holding NV	0.6

Top 10 Countries

Value	Value
Taiwan	1.1
Australia	1.1
South Korea	1.2
Singapore	1.3
Spain	2.0
Germany	2.5
Japan	3.1
United Kingdom	3.9
France	4.2
United States	55.3

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Mortgage-Backed Securities	0.3
Preferred Stocks	0.4
Convertible Preferred Stocks	1.1
Asset-Backed Securities	1.4
Mutual Funds	2.1
U.S. Treasury & Government Agencies	6.6
Corporate Bonds & Notes	11.3
Short-Term Investments	14.0
Convertible Bonds	18.4
Common Stocks	42.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	2.2
Federal National Mortgage Association	1.6
Barclays Bank PLC	1.3
U.S. Treasury Bonds	1.0
Southern Co.	1.0
Safran SA	0.9
STMicroelectronics NV	0.9
Uber Technologies, Inc.	0.9
Welltower OP LLC	0.9
Akamai Technologies, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030725
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the twelve months ended December 31, 2024. For the year, large-cap growth stocks outperformed small-cap value stocks by a spread of over 25%. Small-cap stocks slightly outperformed large-cap stocks in the fourth quarter. However, they lost ground following President Trump's re-election due to rising doubts about further Federal Reserve Board interest rate cuts. In 2024, large-cap stocks achieved their second straight year of returns exceeding 20%, marking the best consecutive performance since 1997-1998.

Top Contributors:

•Stock selection in the Financials, Consumer Discretionary, and Industrials sectors contributed to performance.

•At the stock level, overweight allocations in Rigetti Computing and Agios Pharmaceuticals added to results.

•Rigetti Computing's stock price saw an unusual spike during the fourth quarter, driven by significant advancements in quantum computing by industry leaders. With Google unveiling its "Willow'" quantum computer, the breakthrough further fueled investor enthusiasm.

Top Detractors:

•Stock selection in the Communication Services and Materials sectors detracted from performance.

•An underweight allocation in Lumen Technologies and an overweight allocation in PagSeguro Digital (Brazil) detracted from performance.

•In 2024, Lumen Technologies stock experienced significant volatility due to ongoing challenges in its legacy business and significant investments in transformation initiatives. Revenue and adjusted earnings before interest, taxes, depreciation, and amortization ("EBITDA") declined year-over-year. However, Lumen reported substantial free cash flow improvements from fiber prepayments and new Private Connectivity Fabric sales. It also secured significant artificial intelligence-related fiber deals, enhancing liquidity and financial flexibility, causing the stock to rally over 545% in the third quarter. Despite these positives, the stock faced some pressure in the fourth quarter due to lower earnings guidance and an anticipated EBITDA decline for the upcoming year, but still finished up over 190% for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $19,675	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,275	$10,048	$9,253
12/2016	$12,136	$11,327	$12,190
12/2017	$12,576	$13,721	$13,146
12/2018	$10,846	$13,002	$11,455
12/2019	$12,964	$17,035	$14,020
12/2020	$13,786	$20,593	$14,669
12/2021	$18,337	$25,877	$18,816
12/2022	$15,915	$20,907	$16,091
12/2023	$18,018	$26,334	$18,448
12/2024	$19,675	$32,604	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class A	9.20%	8.70%	7.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 322,044,254
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 2,501,618
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,044,254
# of Portfolio Investments	443
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,501,618

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Materials	3.6
Utilities	4.7
Energy	6.4
Health Care	7.0
Information Technology	8.5
Consumer Discretionary	9.2
Real Estate	10.5
Industrials	13.9
Financials	28.3

Top Countries

Value	Value
Brazil	0.1
Ireland	0.2
Panama	0.2
Monaco	0.2
Canada	0.4
Bermuda	0.7
Puerto Rico	1.4
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Old National Bancorp	1.0
Primoris Services Corp.	0.9
Phillips Edison & Co., Inc.	0.8
Mr. Cooper Group, Inc.	0.8
Enova International, Inc.	0.8
Pathward Financial, Inc.	0.8
Group 1 Automotive, Inc.	0.7
Ameris Bancorp	0.7
COPT Defense Properties	0.7
Commercial Metals Co.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030726
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the Russell 2000 Value Index, for the twelve months ended December 31, 2024. For the year, large-cap growth stocks outperformed small-cap value stocks by a spread of over 25%. Small-cap stocks slightly outperformed large-cap stocks in the fourth quarter. However, they lost ground following President Trump's re-election due to rising doubts about further Federal Reserve Board interest rate cuts. In 2024, large-cap stocks achieved their second straight year of returns exceeding 20%, marking the best consecutive performance since 1997-1998.

Top Contributors:

•Stock selection in the Financials, Consumer Discretionary, and Industrials sectors contributed to performance.

•At the stock level, overweight allocations in Rigetti Computing and Agios Pharmaceuticals added to results.

•Rigetti Computing's stock price saw an unusual spike during the fourth quarter, driven by significant advancements in quantum computing by industry leaders. With Google unveiling its "Willow'" quantum computer, the breakthrough further fueled investor enthusiasm.

Top Detractors:

•Stock selection in the Communication Services and Materials sectors detracted from performance.

•An underweight allocation in Lumen Technologies and an overweight allocation in PagSeguro Digital (Brazil) detracted from performance.

•In 2024, Lumen Technologies stock experienced significant volatility due to ongoing challenges in its legacy business and significant investments in transformation initiatives. Revenue and adjusted earnings before interest, taxes, depreciation, and amortization ("EBITDA") declined year-over-year. However, Lumen reported substantial free cash flow improvements from fiber prepayments and new Private Connectivity Fabric sales. It also secured significant artificial intelligence-related fiber deals, enhancing liquidity and financial flexibility, causing the stock to rally over 545% in the third quarter. Despite these positives, the stock faced some pressure in the fourth quarter due to lower earnings guidance and an anticipated EBITDA decline for the upcoming year, but still finished up over 190% for the year.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $19,203	Russell 3000 Index $32,604	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000
12/2015	$9,257	$10,048	$9,253
12/2016	$12,081	$11,327	$12,190
12/2017	$12,481	$13,721	$13,146
12/2018	$10,745	$13,002	$11,455
12/2019	$12,802	$17,035	$14,020
12/2020	$13,585	$20,593	$14,669
12/2021	$18,033	$25,877	$18,816
12/2022	$15,598	$20,907	$16,091
12/2023	$17,616	$26,334	$18,448
12/2024	$19,203	$32,604	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
JPMorgan Small Cap Value Portfolio - Class B	9.01%	8.45%	6.74%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 322,044,254
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 2,501,618
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,044,254
# of Portfolio Investments	443
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$2,501,618

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Materials	3.6
Utilities	4.7
Energy	6.4
Health Care	7.0
Information Technology	8.5
Consumer Discretionary	9.2
Real Estate	10.5
Industrials	13.9
Financials	28.3

Top Countries

Value	Value
Brazil	0.1
Ireland	0.2
Panama	0.2
Monaco	0.2
Canada	0.4
Bermuda	0.7
Puerto Rico	1.4
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Old National Bancorp	1.0
Primoris Services Corp.	0.9
Phillips Edison & Co., Inc.	0.8
Mr. Cooper Group, Inc.	0.8
Enova International, Inc.	0.8
Pathward Financial, Inc.	0.8
Group 1 Automotive, Inc.	0.7
Ameris Bancorp	0.7
COPT Defense Properties	0.7
Commercial Metals Co.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030755
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Global equity markets posted strong returns in 2024. Stocks were initially supported by the increased likelihood of a soft landing for the economy, largely improved inflation data, and investors' continued appetite for artificial intelligence beneficiaries. Throughout the year, stable global growth trends, healthy corporate earnings and a resilient consumer reinforced the positive sentiment. Cooling inflation - which provided room for interest rate cuts - and the U.S. election results in November gave an additional lift to markets in the latter part of the year. Fixed income markets produced mixed returns - global interest rates increased over the year for most major markets, while investment grade corporates benefitted from strong excess returns due to tightening spreads over the year. The U.S. dollar performed strongly over 2024, with all G-10 currencies losing ground against the dollar. The Portfolio outperformed its blended benchmark. The equity portion of the Portfolio underperformed the MSCI World Index; the fixed income portion of the Portfolio outperformed the FTSE World Government Bond Index.

Top Contributors:

•In the equity portion of the Portfolio, the Consumer Staples, Industrials and Energy sectors contributed to relative results.

•The largest individual contributors to performance in equities were Nvidia, Amazon and TSMC (Taiwan).

•In the fixed income portion of the Portfolio, spread sector allocation contributed to performance, particularly overweight allocations to the Communications and Consumer Non-Cyclical sectors. Security selections within the Communications and Consumer Cyclical sectors also contributed to results.

Top Detractors:

•In the equity portion, the Consumer Discretionary, Information Technology and Health Care sectors detracted from relative results.

•The largest individual detractors from performance in equities were Nike, Adobe and LVMH (France).

•In the fixed income portion, underweight duration postitioning within the Chinese renminbi-pay market along with overweight duration positioning in the Brazilian real-pay market detracted over the year. Overweight currency allocations to the Brazilian real and Norwegian krone also detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,264	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	FTSE World Government Bond Index $9,459	MSCI World Index $25,812
12/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/2015	$10,147	$9,764	$9,685	$9,643	$9,913
12/2016	$10,657	$10,531	$9,887	$9,797	$10,657
12/2017	$13,143	$13,056	$10,618	$10,531	$13,045
12/2018	$12,460	$11,827	$10,490	$10,442	$11,908
12/2019	$15,932	$14,973	$11,208	$11,058	$15,203
12/2020	$18,338	$17,406	$12,238	$12,176	$17,621
12/2021	$21,010	$20,633	$11,662	$11,327	$21,465
12/2022	$16,153	$16,844	$9,767	$9,258	$17,571
12/2023	$19,789	$20,584	$10,326	$9,738	$21,751
12/2024	$22,264	$24,183	$10,151	$9,459	$25,812

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class A	12.51%	6.92%	8.33%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)
MSCI World Index	18.67%	11.17%	9.95%

AssetsNet	$ 373,280,981
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 2,657,343
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$373,280,981
# of Portfolio Investments	421
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,657,343

Holdings [Text Block]

Top 10 Equity Holdings

Amazon.com, Inc.	3.7
NVIDIA Corp.	3.7
Alphabet, Inc.	3.3
S&P Global, Inc.	3.3
Mastercard, Inc.	3.0
O'Reilly Automotive, Inc.	2.4
Roper Technologies, Inc.	2.3
Parker-Hannifin Corp.	2.3
UnitedHealth Group, Inc.	2.2
Costco Wholesale Corp.	2.2

Top 10 Countries

Value	Value
Mexico	1.1
Israel	1.1
Australia	1.9
Netherlands	1.9
Taiwan	2.0
Japan	2.1
Sweden	2.1
Canada	3.3
United Kingdom	3.5
United States	69.7

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.6
Floating Rate Loans	0.6
Convertible Bonds	0.9
U.S. Treasury & Government Agencies	4.7
Foreign Government	7.6
Corporate Bonds & Notes	17.8
Common Stocks	67.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	3.8
EchoStar Corp.	1.6
Glencore Funding LLC	1.1
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Uber Technologies, Inc.	0.9
CSC Holdings LLC	0.8
Boeing Co.	0.8
Broadcom, Inc.	0.8
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030756
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Global equity markets posted strong returns in 2024. Stocks were initially supported by the increased likelihood of a soft landing for the economy, largely improved inflation data, and investors' continued appetite for artificial intelligence beneficiaries. Throughout the year, stable global growth trends, healthy corporate earnings and a resilient consumer reinforced the positive sentiment. Cooling inflation - which provided room for interest rate cuts - and the U.S. election results in November gave an additional lift to markets in the latter part of the year. Fixed income markets produced mixed returns - global interest rates increased over the year for most major markets, while investment grade corporates benefitted from strong excess returns due to tightening spreads over the year. The U.S. dollar performed strongly over 2024, with all G-10 currencies losing ground against the dollar. The Portfolio outperformed its blended benchmark. The equity portion of the Portfolio underperformed the MSCI World Index; the fixed income portion of the Portfolio outperformed the FTSE World Government Bond Index.

Top Contributors:

•In the equity portion of the Portfolio, the Consumer Staples, Industrials and Energy sectors contributed to relative results.

•The largest individual contributors to performance in equities were Nvidia, Amazon and TSMC (Taiwan).

•In the fixed income portion of the Portfolio, spread sector allocation contributed to performance, particularly overweight allocations to the Communications and Consumer Non-Cyclical sectors. Security selections within the Communications and Consumer Cyclical sectors also contributed to results.

Top Detractors:

•In the equity portion, the Consumer Discretionary, Information Technology and Health Care sectors detracted from relative results.

•The largest individual detractors from performance in equities were Nike, Adobe and LVMH (France).

•In the fixed income portion, underweight duration postitioning within the Chinese renminbi-pay market along with overweight duration positioning in the Brazilian real-pay market detracted over the year. Overweight currency allocations to the Brazilian real and Norwegian krone also detracted from results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,725	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	FTSE World Government Bond Index $9,459	MSCI World Index $25,812
12/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/2015	$10,123	$9,764	$9,685	$9,643	$9,913
12/2016	$10,606	$10,531	$9,887	$9,797	$10,657
12/2017	$13,042	$13,056	$10,618	$10,531	$13,045
12/2018	$12,340	$11,827	$10,490	$10,442	$11,908
12/2019	$15,736	$14,973	$11,208	$11,058	$15,203
12/2020	$18,063	$17,406	$12,238	$12,176	$17,621
12/2021	$20,639	$20,633	$11,662	$11,327	$21,465
12/2022	$15,831	$16,844	$9,767	$9,258	$17,571
12/2023	$19,346	$20,584	$10,326	$9,738	$21,751
12/2024	$21,725	$24,183	$10,151	$9,459	$25,812

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Global Allocation Portfolio - Class B	12.30%	6.66%	8.07%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)
MSCI World Index	18.67%	11.17%	9.95%

AssetsNet	$ 373,280,981
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 2,657,343
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$373,280,981
# of Portfolio Investments	421
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$2,657,343

Holdings [Text Block]

Top 10 Equity Holdings

Amazon.com, Inc.	3.7
NVIDIA Corp.	3.7
Alphabet, Inc.	3.3
S&P Global, Inc.	3.3
Mastercard, Inc.	3.0
O'Reilly Automotive, Inc.	2.4
Roper Technologies, Inc.	2.3
Parker-Hannifin Corp.	2.3
UnitedHealth Group, Inc.	2.2
Costco Wholesale Corp.	2.2

Top 10 Countries

Value	Value
Mexico	1.1
Israel	1.1
Australia	1.9
Netherlands	1.9
Taiwan	2.0
Japan	2.1
Sweden	2.1
Canada	3.3
United Kingdom	3.5
United States	69.7

Asset Allocation

Value	Value
Municipals	0.1
Short-Term Investments	0.6
Floating Rate Loans	0.6
Convertible Bonds	0.9
U.S. Treasury & Government Agencies	4.7
Foreign Government	7.6
Corporate Bonds & Notes	17.8
Common Stocks	67.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	3.8
EchoStar Corp.	1.6
Glencore Funding LLC	1.1
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Uber Technologies, Inc.	0.9
CSC Holdings LLC	0.8
Boeing Co.	0.8
Broadcom, Inc.	0.8
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030551
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $31,480	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,619	$10,048	$10,567
12/2016	$9,906	$11,327	$11,314
12/2017	$11,759	$13,721	$14,733
12/2018	$10,958	$13,002	$14,510
12/2019	$13,569	$17,035	$19,790
12/2020	$17,985	$20,593	$27,408
12/2021	$21,341	$25,877	$34,971
12/2022	$15,395	$20,907	$24,782
12/2023	$23,410	$26,334	$35,358
12/2024	$31,480	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class A	34.47%	18.33%	12.15%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 3,204,224,061
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,640,348
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030552
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $30,706	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,596	$10,048	$10,567
12/2016	$9,854	$11,327	$11,314
12/2017	$11,667	$13,721	$14,733
12/2018	$10,844	$13,002	$14,510
12/2019	$13,400	$17,035	$19,790
12/2020	$17,718	$20,593	$27,408
12/2021	$20,955	$25,877	$34,971
12/2022	$15,088	$20,907	$24,782
12/2023	$22,893	$26,334	$35,358
12/2024	$30,706	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class B	34.13%	18.04%	11.87%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 3,204,224,061
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,640,348
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030554
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 1000 Growth Index over the twelve-month period ended on December 31, 2024. Relative outperformance was largely the result of security selection.

Top Contributors:

•The Portfolio’s positions in Tesla, Netflix, and Microsoft contributed the most to relative performance.

•Stock selection in the Information Technology, Consumer Discretionary, and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary, and Consumer Staples sectors, contributed positively to relative performance.

Top Detractors:

•The Portfolio’s positions in Boeing, Monster Beverage, and Regeneron detracted the most from relative performance.

•Stock selection in the Industrials, Financials, Healthcare, and Consumer Staples sectors, along with our allocations in the Information Technology, Healthcare, Industrials and Financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $31,000	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$9,601	$10,048	$10,567
12/2016	$9,874	$11,327	$11,314
12/2017	$11,705	$13,721	$14,733
12/2018	$10,892	$13,002	$14,510
12/2019	$13,469	$17,035	$19,790
12/2020	$17,819	$20,593	$27,408
12/2021	$21,108	$25,877	$34,971
12/2022	$15,208	$20,907	$24,782
12/2023	$23,092	$26,334	$35,358
12/2024	$31,000	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Growth Portfolio - Class E	34.24%	18.14%	11.98%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 3,204,224,061
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,640,348
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,204,224,061
# of Portfolio Investments	49
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$16,640,348

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	5.9
Financials	9.2
Health Care	11.3
Consumer Discretionary	19.5
Communication Services	22.2
Information Technology	29.0

Top Countries

Value	Value
Switzerland	0.9
China	1.0
Denmark	1.7
Canada	2.5
United States	93.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.3
Tesla, Inc.	8.9
Meta Platforms, Inc.	7.3
Amazon.com, Inc.	6.4
Alphabet, Inc.	6.2
Netflix, Inc.	5.9
Visa, Inc.	5.0
Oracle Corp.	4.7
Boeing Co.	4.3
Microsoft Corp.	4.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000119619
Shareholder Report [Line Items]
Fund Name	MetLife Multi-Index Targeted Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed the benchmark, the Dow Jones Moderate Portfolio Index, for the year ending December 31, 2024. During the year, equity markets rallied to all-time highs as investors reacted positively to the first interest rate cut by the Federal Reserve since 2020. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of U.S. large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. Following Donald Trump’s reelection in November, U.S. equities continued to rally while international equities and rates sold off as investors reacted to the policies Trump plans on enforcing once in office.

Top Contributors:

•Overweight positions in U.S. Equity Futures which included the S&P 500, S&P 400, and Russell 2000.

Top Detractors:

•Interest Rate Swap Exposure.

•Overweight positions in International Equity Futures which included the MSCI EAFE.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,187	MSCI All Country World Index $24,183	Bloomberg U.S. Aggregate Bond Index $11,432	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,879	$9,764	$10,055	$9,879
12/2016	$10,310	$10,531	$10,321	$10,636
12/2017	$11,912	$13,056	$10,687	$12,247
12/2018	$11,056	$11,827	$10,688	$11,609
12/2019	$13,457	$14,973	$11,620	$13,769
12/2020	$14,339	$17,406	$12,492	$15,454
12/2021	$15,732	$20,633	$12,299	$16,907
12/2022	$12,414	$16,844	$10,699	$14,376
12/2023	$14,130	$20,584	$11,291	$16,202
12/2024	$15,187	$24,183	$11,432	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Multi-Index Targeted Risk Portfolio - Class B	7.48%	2.45%	4.27%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 5,761,308,724
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,911,240
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,761,308,724
# of Portfolio Investments	41
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,911,240

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	5.6
U.S. Mid Cap Equities	9.4
International Developed Market Equities	22.7
U.S. Large Cap Equities	33.0
Investment Grade Fixed Income	41.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030615
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $17,063	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,850	$9,919	$9,434
12/2016	$9,784	$10,018	$9,858
12/2017	$12,573	$12,526	$12,538
12/2018	$10,838	$10,798	$10,758
12/2019	$13,947	$13,176	$13,073
12/2020	$15,798	$14,205	$14,465
12/2021	$17,691	$15,805	$15,597
12/2022	$14,630	$13,521	$13,101
12/2023	$16,539	$15,987	$15,147
12/2024	$17,063	$16,598	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class A	3.17%	4.12%	5.49%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,354,562,819
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 8,934,165
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030616
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,646	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,823	$9,919	$9,434
12/2016	$9,737	$10,018	$9,858
12/2017	$12,478	$12,526	$12,538
12/2018	$10,732	$10,798	$10,758
12/2019	$13,770	$13,176	$13,073
12/2020	$15,563	$14,205	$14,465
12/2021	$17,385	$15,805	$15,597
12/2022	$14,331	$13,521	$13,101
12/2023	$16,168	$15,987	$15,147
12/2024	$16,646	$16,598	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class B	2.95%	3.87%	5.23%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,354,562,819
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 8,934,165
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030618
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its benchmark, the MSCI EAFE Index. In aggregate, security selection detracted from relative returns. During the period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposure to securities denominated in foreign currencies, was a contributor to relative performance. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the year, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.

Top Contributors:

•Security selection in the Industrials sector contributed to relative returns.

•Overweight allocations to Hitachi (Japan) and NatWest Group (United Kingdom), along with holding out-of-benchmark Taiwan Semiconductor Manufacturing (Taiwan), were additive.

Top Detractors:

•Security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns.

•Not owning SAP (Germany), holding out-of-benchmark Samsung Electronics (South Korea), and an overweight allocation to SMC (Japan) detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $16,803	MSCI EAFE Index $16,598	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000	$10,000
12/2015	$9,824	$9,919	$9,434
12/2016	$9,749	$10,018	$9,858
12/2017	$12,512	$12,526	$12,538
12/2018	$10,772	$10,798	$10,758
12/2019	$13,839	$13,176	$13,073
12/2020	$15,647	$14,205	$14,465
12/2021	$17,493	$15,805	$15,597
12/2022	$14,445	$13,521	$13,101
12/2023	$16,311	$15,987	$15,147
12/2024	$16,803	$16,598	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Research International Portfolio - Class E	3.01%	3.96%	5.33%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,354,562,819
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 8,934,165
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,354,562,819
# of Portfolio Investments	123
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$8,934,165

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Communication Services	3.3
Energy	4.1
Consumer Staples	7.5
Materials	8.1
Consumer Discretionary	8.7
Information Technology	8.9
Health Care	11.6
Industrials	19.2
Financials	22.8

Top 10 Countries

Value	Value
Spain	2.6
Denmark	3.0
Australia	3.2
Switzerland	3.4
Germany	5.3
Netherlands	6.5
France	7.3
United Kingdom	12.4
Japan	19.1
United States	19.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Schneider Electric SE	3.6
Linde PLC	2.8
Roche Holding AG	2.6
Hitachi Ltd.	2.5
Novo Nordisk AS	2.4
Nestle SA	2.0
LVMH Moet Hennessy Louis Vuitton SE	2.0
NatWest Group PLC	1.7
ASML Holding NV	1.6
Barclays PLC	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030581
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.66%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $31,880	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,522	$10,048	$9,980
12/2016	$8,734	$11,327	$10,711
12/2017	$12,259	$13,721	$13,418
12/2018	$13,535	$13,002	$12,780
12/2019	$19,013	$17,035	$17,314
12/2020	$48,249	$20,593	$23,475
12/2021	$43,165	$25,877	$26,463
12/2022	$16,200	$20,907	$19,392
12/2023	$22,880	$26,334	$24,408
12/2024	$31,880	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class A	39.34%	10.89%	12.29%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,282,985,976
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,003,187
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030582
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	0.91%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $31,101	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,498	$10,048	$9,980
12/2016	$8,694	$11,327	$10,711
12/2017	$12,164	$13,721	$13,418
12/2018	$13,399	$13,002	$12,780
12/2019	$18,776	$17,035	$17,314
12/2020	$47,525	$20,593	$23,475
12/2021	$42,403	$25,877	$26,463
12/2022	$15,892	$20,907	$19,392
12/2023	$22,386	$26,334	$24,408
12/2024	$31,101	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class B	38.93%	10.62%	12.02%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,282,985,976
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,003,187
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030584
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$97	0.81%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Interest rate expectations rose in early 2024, particularly in April and May, which created a headwind for the Portfolio for the first six months of the year. A select few mega-cap companies drove market results over this period. During the second half of the year, a more dovish tone from the U.S. Federal Reserve and subsequent rate cuts, and the results of the U.S. presidential election, led to expectations of stronger economic growth and an improved regulatory environment; this buoyed investor sentiment toward higher growth equities and was a tailwind for Portfolio performance. For the 12 months ended December 31, 2024, the Portfolio outperformed the Russell Midcap Growth Index primarily due to favorable stock selection and, to a lesser extent, sector allocation.

Top Contributors:

•Stock selection in Consumer Discretionary, where a position in Carvana was the largest contributor across the Portfolio. Its shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.

•Stock selection in Information Technology, led by a holding in MicroStrategy. Its shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-trade fund approvals in January 2024. An average overweight in Communication Services also contributed.

Top Detractors:

•Stock selection in Health Care, where Agilon Health was the greatest detractor in the Portfolio. Its shares have been under pressure over the last year due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, and this had led the company to lower its financial outlook for a few quarters.

•A lack of exposure to Utilities and Energy, sectors which outperformed the Index.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $31,407	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$9,504	$10,048	$9,980
12/2016	$8,711	$11,327	$10,711
12/2017	$12,202	$13,721	$13,418
12/2018	$13,454	$13,002	$12,780
12/2019	$18,870	$17,035	$17,314
12/2020	$47,810	$20,593	$23,475
12/2021	$42,699	$25,877	$26,463
12/2022	$15,999	$20,907	$19,392
12/2023	$22,596	$26,334	$24,408
12/2024	$31,407	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Morgan Stanley Discovery Portfolio - Class E	39.00%	10.73%	12.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,282,985,976
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,003,187
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,282,985,976
# of Portfolio Investments	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$7,003,187

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.0Footnote Reference*
Industrials	4.7
Health Care	8.5
Financials	10.2
Communication Services	14.6
Consumer Discretionary	23.4
Information Technology	33.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
Netherlands	2.9
Israel	5.7
United States	86.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.7
DoorDash, Inc.	6.7
Trade Desk, Inc.	6.3
Affirm Holdings, Inc.	6.3
Global-e Online Ltd.	5.7
ROBLOX Corp.	5.6
Samsara, Inc.	4.8
Carvana Co.	4.7
Aurora Innovation, Inc.	4.5
Core & Main, Inc.	4.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100071
Shareholder Report [Line Items]
Fund Name	PanAgora Global Diversified Risk Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Portfolio underperformance was largely driven by structural asset allocation differences between the Portfolio and the benchmark, the Dow Jones Moderate Portfolio Index (the "Index"). As a reminder, the Index has a similar weighting as a 60% equities/40% fixed income portfolio, whereas the Portfolio utilizes a risk-balanced approach to gain exposure across equities, fixed income, and commodities. The Portfolio's underweight to equities and overweight to fixed income largely detracted from the active return for the period. The Portfolio's currency overlay as well as inflation protection exposure (both of which are not included in the benchmark) contributed positively to the Portfolio’s active return.

Top Contributors:

•The Portfolio's long U.S. dollar currency overlay contributed positively relative to the Index.

•Portfolio exposure to inflation-protected assets, which includes commodities and inflation-linked bonds, also contributed.

•Lastly, Portfolio exposure to cash and cash equivalents contributed positively compared to the Index.

Top Detractors:

•The Portfolio's risk-balanced approach to gaining exposure to equities underperformed the Index's capitalization-weighted exposure to equities.

•The Portfolio's exposure to U.S. large and small cap and emerging markets equities underperformed the respective sub-asset classes of the Index.

•The Portfolio also lagged the Index due to the not having exposure to U.S. mid cap “growth” and “value,” U.S. large cap “growth” and “value,” and U.S. small cap “growth” and “value,” all of which are represented in the benchmark and contributed positively.

•The Portfolio's risk-balanced overweight to fixed income detracted relative to the benchmark. In particular, the Portfolio's exposure to U.S. government debt and U.S. investment-grade credit underperformed.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,858	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,452	$9,764	$9,685	$9,879
12/2016	$10,504	$10,531	$9,887	$10,636
12/2017	$11,827	$13,056	$10,618	$12,247
12/2018	$10,929	$11,827	$10,490	$11,609
12/2019	$13,333	$14,973	$11,208	$13,769
12/2020	$14,912	$17,406	$12,238	$15,454
12/2021	$15,866	$20,633	$11,662	$16,907
12/2022	$11,794	$16,844	$9,767	$14,376
12/2023	$12,350	$20,584	$10,326	$16,202
12/2024	$12,858	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PanAgora Global Diversified Risk Portfolio - Class B	4.11%	(0.72%)	2.55%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 1,240,177,663
Holdings Count | Holding	919
Advisory Fees Paid, Amount	$ 11,148,639
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,240,177,663
# of Portfolio Investments	919
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$11,148,639

Holdings [Text Block]

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1
Alphabet, Inc.	0.1
Iberdrola SA	0.1
Meta Platforms, Inc.	0.1
NextEra Energy, Inc.	0.1
Eli Lilly & Co.	0.1
NVIDIA Corp.	0.1
Canadian Natural Resources Ltd.	0.1
Apple, Inc.	0.1
ASML Holding NV	0.1

Top 10 Countries

Value	Value
Netherlands	0.2
Switzerland	0.4
Australia	0.5
Canada	0.7
Japan	1.4
Italy	1.8
Germany	2.6
France	3.2
United Kingdom	5.3
United States	14.0

Asset Allocation

Value	Value
U.S. Small Cap Equities	6.0
Global Developed Inflation-Linked	8.0
U.S. Large Cap Equities	14.0
International Equities	18.0
Commodities	37.6
Global Developed Bonds	84.2

Largest Holdings [Text Block]

Top Fixed Income Issuers

U.K. Inflation-Linked Gilts	4.8
U.S. Treasury Inflation-Indexed Notes	4.5
French Republic Government Bonds OAT	2.7
Deutsche Bundesrepublik Bonds Inflation-Linked	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Italy Buoni Poliennali Del Tesoro	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030630
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,500	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,709	$10,055	$9,856
12/2016	$10,210	$10,321	$10,318
12/2017	$10,599	$10,687	$10,628
12/2018	$10,374	$10,688	$10,494
12/2019	$11,254	$11,620	$11,378
12/2020	$12,588	$12,492	$12,629
12/2021	$13,295	$12,299	$13,381
12/2022	$11,752	$10,699	$11,796
12/2023	$12,192	$11,291	$12,256
12/2024	$12,500	$11,432	$12,481

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class A	2.53%	2.12%	2.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 1,507,406,722
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 7,744,436
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030631
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,190	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,689	$10,055	$9,856
12/2016	$10,172	$10,321	$10,318
12/2017	$10,525	$10,687	$10,628
12/2018	$10,271	$10,688	$10,494
12/2019	$11,121	$11,620	$11,378
12/2020	$12,404	$12,492	$12,629
12/2021	$13,076	$12,299	$13,381
12/2022	$11,523	$10,699	$11,796
12/2023	$11,937	$11,291	$12,256
12/2024	$12,190	$11,432	$12,481

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class B	2.12%	1.85%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 1,507,406,722
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 7,744,436
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030633
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio maintained tactical headline duration positions throughout the period moving to underweight and overweight based on macroeconomic conditions. The Portfolio maintained underweight duration at the long end of the curve due to expected higher risk premium. The Portfolio is overweight Breakeven Inflation due to sticky inflation and the risk of inflation reaccelerating. In particular, the Portfolio favored U.S. and Japanese Inflation Linked Bonds which was additive.

Top Contributors:

•Interest rate strategies in Europe.

•Overweight positions in Securitized credit, particularly Collateralized Loan Obligations, non-Agency Residential Mortgage-Backed Securities, and Agency Mortgage-Backed Securities.

•Breakeven inflation strategies in the U.S., Japan, and Europe.

Top Detractors:

•Modest overweight exposure to duration in the U.K., as yields rose.

•Exposure to Japanese duration.

•Modest overweight exposure to duration in Australia, as yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $12,310	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. TIPS Index $12,481
12/2014	$10,000	$10,000	$10,000
12/2015	$9,699	$10,055	$9,856
12/2016	$10,182	$10,321	$10,318
12/2017	$10,544	$10,687	$10,628
12/2018	$10,310	$10,688	$10,494
12/2019	$11,172	$11,620	$11,378
12/2020	$12,472	$12,492	$12,629
12/2021	$13,157	$12,299	$13,381
12/2022	$11,613	$10,699	$11,796
12/2023	$12,030	$11,291	$12,256
12/2024	$12,310	$11,432	$12,481

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Inflation Protected Bond Portfolio - Class E	2.33%	1.96%	2.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. TIPS Index	1.84%	1.87%	2.24%

AssetsNet	$ 1,507,406,722
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 7,744,436
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,507,406,722
# of Portfolio Investments	484
Portfolio Turnover Rate	228%
Total Advisory Fees Paid	$7,744,436

Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.4
Mortgage-Backed Securities	1.5
Foreign Government	7.9
Asset-Backed Securities	8.9
Short-Term Investments	46.8
U.S. Treasury & Government Agencies	101.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	54.5
U.S. Treasury Inflation-Indexed Bonds	30.5
Uniform Mortgage-Backed Security, TBA	10.9
Italy Buoni Poliennali Del Tesoro	4.1
Government National Mortgage Association, TBA	2.8
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.4
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030635
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,815	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,028	$10,055
12/2016	$10,314	$10,321
12/2017	$10,806	$10,687
12/2018	$10,810	$10,688
12/2019	$11,749	$11,620
12/2020	$12,785	$12,492
12/2021	$12,640	$12,299
12/2022	$10,828	$10,699
12/2023	$11,501	$11,291
12/2024	$11,815	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class A	2.73%	0.11%	1.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,660,325,872
Holdings Count | Holding	1,518
Advisory Fees Paid, Amount	$ 17,432,536
InvestmentCompanyPortfolioTurnover	603.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030636
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,524	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,001	$10,055
12/2016	$10,261	$10,321
12/2017	$10,723	$10,687
12/2018	$10,699	$10,688
12/2019	$11,604	$11,620
12/2020	$12,592	$12,492
12/2021	$12,416	$12,299
12/2022	$10,608	$10,699
12/2023	$11,251	$11,291
12/2024	$11,524	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class B	2.43%	(0.14%)	1.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,660,325,872
Holdings Count | Holding	1,518
Advisory Fees Paid, Amount	$ 17,432,536
InvestmentCompanyPortfolioTurnover	603.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030638
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark over the calendar year ended December 31, 2024. Macroeconomic conditions such as sticky inflation delayed the Fed’s first rate cut to September, with subsequent rate cuts in November and December. The Portfolio was underweight duration for the first three quarters of the year, before increasing its position to a modest overweight in October. This overweight to duration was sustained throughout the remainder of the year. During the year, the Portfolio maintained a steepening bias, as expressed through an overweight to the intermediate portion of the curve and an underweight to the long end due to expected higher risk premiums. The Portfolio favors higher coupon Agency Mortgage-Backed Securities for their attractive spreads and defensive profile which proved to be additive.

Top Contributors:

•Overweight exposure to Agency Mortgage-Backed Securities and other Securitized Assets, particularly Residential Mortgage-Backed Securities and Commercial Mortgage-Backed Securities.

•Curve positioning in the U.S., particularly underweight exposure to the long end of the curve, as yields rose.

•Select holdings in Investment Grade Corporate Credit.

•Long exposure to the Turkish lira, due to the cash rate differential vs. the U.S. dollar.

Top Detractors:

•Long exposure to duration in select Latin American countries, namely Brazil and Mexico, as yields rose.

•Exposure to select emerging market currencies in Latin America.

•Canadian interest rate positioning.

•U.K. interest rate positioning.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,650	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,011	$10,055
12/2016	$10,280	$10,321
12/2017	$10,757	$10,687
12/2018	$10,742	$10,688
12/2019	$11,665	$11,620
12/2020	$12,672	$12,492
12/2021	$12,507	$12,299
12/2022	$10,700	$10,699
12/2023	$11,356	$11,291
12/2024	$11,650	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
PIMCO Total Return Portfolio - Class E	2.59%	(0.03%)	1.54%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,660,325,872
Holdings Count | Holding	1,518
Advisory Fees Paid, Amount	$ 17,432,536
InvestmentCompanyPortfolioTurnover	603.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,660,325,872
# of Portfolio Investments	1,518
Portfolio Turnover Rate	603%
Total Advisory Fees Paid	$17,432,536

Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.2
Short-Term Investments	0.3
Municipals	1.0
Foreign Government	5.1
Asset-Backed Securities	10.1
Mortgage-Backed Securities	13.2
Corporate Bonds & Notes	41.0
U.S. Treasury & Government Agencies	68.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	40.4
U.S. Treasury Bonds	12.8
Federal National Mortgage Association	3.1
U.S. Treasury Inflation-Indexed Notes	2.8
Federal Home Loan Mortgage Corp.	2.6
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.9
UBS Group AG	1.3
U.S. Treasury Notes	1.3
Benchmark Mortgage Trust	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112671
Shareholder Report [Line Items]
Fund Name	Schroders Global Multi-Asset Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ending December 31, 2024. Both equity and fixed income exposures were main contributors to performance over the period, further bolstered by returns from cash positioning. The interest rate swap, volatility management overlay, and currency management detracted from returns.

Top Contributors:

•Overall equity performance was additive to performance; gains came from primarily security selection which was further bolstered by positive asset allocation. Equity security selection was the largest contributor driven by strong selection in U.S., Asia Pacific, Canadian, and European equities, which significantly outweighed a marginal drag from poor selection in Emerging Market equities. Equity asset allocation was also positive as an overweight to U.S. equities offset losses from an underweight to Emerging Market equities and an overweight to Canadian and European equities.

•Overall, fixed income contributed to performance due to asset allocation. An underweight to Government bonds outweighed losses from an overweight to Investment Grade bonds.

•Lastly, an underweight to cash over the period was additive to returns.

Top Detractors:

•Over the past year, the interest rate overlay emerged as the most significant detractor, as U.S. Treasury yields concluded the year at elevated levels. Yields increased due to unexpected inflation rises and indications from the Federal Reserve of a slowdown in its rate-cutting cycle. Consequently, markets began to reprice expectations, anticipating fewer rate cuts for 2025, which led to higher U.S. yields as the year ended.

•Within fixed income, security selection detracted due to poor selection within International bonds and U.S. bonds.

•Currency management also detracted from returns as gains from an overweight to the U.S. dollar could not offset losses from overweights to the Japanese yen and the British pound, and an underweight to the euro.

•Lastly, the volatility cap was a drag on performance as it activated during the month of August in response to spiked volatility in markets, as soft manufacturing and jobs data raised concerns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,095	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,912	$9,764	$9,685	$9,879
12/2016	$10,472	$10,531	$9,887	$10,636
12/2017	$11,969	$13,056	$10,618	$12,247
12/2018	$10,842	$11,827	$10,490	$11,609
12/2019	$13,172	$14,973	$11,208	$13,769
12/2020	$13,449	$17,406	$12,238	$15,454
12/2021	$14,985	$20,633	$11,662	$16,907
12/2022	$11,963	$16,844	$9,767	$14,376
12/2023	$13,759	$20,584	$10,326	$16,202
12/2024	$15,095	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Schroders Global Multi-Asset Portfolio - Class B	9.70%	2.76%	4.20%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 616,056,418
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 6,349,157
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$616,056,418
# of Portfolio Investments	917
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$6,349,157

Holdings [Text Block]

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	5.1
Apple, Inc.	3.1
NVIDIA Corp.	3.0
Microsoft Corp.	2.7
Alphabet, Inc.	2.1
Amazon.com, Inc.	1.8
Meta Platforms, Inc.	1.2
Tesla, Inc.	0.9
JPMorgan Chase & Co.	0.8
Broadcom, Inc.	0.8

Top 10 Countries

Value	Value
Italy	0.8
France	1.0
Ireland	1.1
Germany	1.1
Switzerland	1.3
Belgium	1.3
Canada	1.6
United Kingdom	1.8
Japan	2.3
United States	79.5

Asset Allocation

Value	Value
Warrants	0.0
Preferred Stocks	0.1
Short-Term Investments	2.8
Mutual Funds	5.1
Corporate Bonds & Notes	32.7
Common Stocks	57.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Wells Fargo & Co.	1.5
Bank of America Corp.	1.5
JPMorgan Chase & Co.	1.4
Anheuser-Busch InBev Worldwide, Inc.	1.3
Morgan Stanley	0.9
Avolon Holdings Funding Ltd.	0.7
UBS Group AG	0.7
Pfizer Investment Enterprises Pte. Ltd.	0.6
Eli Lilly & Co.	0.6
Oracle Corp.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210971
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior 12 months ending on December 31, 2024, the Portfolio outperformed the MSCI Emerging Markets ("EM") index benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets ("DM"). EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and an expectation that a Trump administration would implement tariffs, which caused investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In India, the Portfolio benefitted from overweights to the Utility sector and positioning in non-bank Financials such as 360 One Wam Ltd. Elsewhere in India, an overweight to Hindustan Aeronautics was a positive contributor.

•Outperformance in China was attributable to an overweight to Xiaomi Corp and an overweight to Yutong Bus.

•Outperformance within South Korea was attributable to positioning in the Industrials sector with an overweight to Hanwha Aerospace and an underweight to lithium battery manufacturer Ecopro.

•Within Taiwan the strategy saw strong performance in the Materials, Information Technology, and Financials sectors. Respectively, the strategy was underweight to Formosa Plastics, overweight to CTBC Financial and overweight to names with exposure to the AI theme including Hon Hai.

Top Detractors:

•In China, underweights to the large index banks such as China Construction Bank, and Bank of China were a headwind.

•Within India, positioning in the Consumer Services industry was a detractor with an underweight to the internet food ordering portal Zomato.

•In Brazil, while aggregate performance was additive, an overweight to the Materials stocks proved detractive.

•In Mexico, the strategy experienced headwinds from an overweight to Financials which lagged the broader Mexican index. In particular, an overweight to Banco del Bajio was a headwind.

•In Greece, the strategy saw modest underperformance driven by an underweight to National Bank of Greece.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,044	MSCI Emerging Markets Index $11,492
04/2019	$10,000	$10,000
12/2019	$10,380	$10,564
12/2020	$11,922	$12,498
12/2021	$11,998	$12,180
12/2022	$9,583	$9,733
12/2023	$10,810	$10,690
12/2024	$12,044	$11,492

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class A	11.41%	3.02%	3.33%
MSCI Emerging Markets Index	7.50%	1.70%	2.48%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2024
AssetsNet	$ 366,691,688
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 1,942,849
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,691,688
# of Portfolio Investments	617
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,942,849

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.3
Consumer Staples	4.7
Materials	5.5
Industrials	6.4
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.0
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.7
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.8
Taiwan	19.4
China	27.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.4
Meituan	1.2
Infosys Ltd.	1.2
Xiaomi Corp.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
MediaTek, Inc.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.

•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II with and into the Portfolio. It is anticipated that the merger will close on or about April 25, 2025.

Material Fund Change Expenses [Text Block]	•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210968
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior 12 months ending on December 31, 2024, the Portfolio outperformed the MSCI Emerging Markets ("EM") index benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets ("DM"). EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and an expectation that a Trump administration would implement tariffs, which caused investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In India, the Portfolio benefitted from overweights to the Utility sector and positioning in non-bank Financials such as 360 One Wam Ltd. Elsewhere in India, an overweight to Hindustan Aeronautics was a positive contributor.

•Outperformance in China was attributable to an overweight to Xiaomi Corp and an overweight to Yutong Bus.

•Outperformance within South Korea was attributable to positioning in the Industrials sector with an overweight to Hanwha Aerospace and an underweight to lithium battery manufacturer Ecopro.

•Within Taiwan the strategy saw strong performance in the Materials, Information Technology, and Financials sectors. Respectively, the strategy was underweight to Formosa Plastics, overweight to CTBC Financial and overweight to names with exposure to the AI theme including Hon Hai.

Top Detractors:

•In China, underweights to the large index banks such as China Construction Bank, and Bank of China were a headwind.

•Within India, positioning in the Consumer Services industry was a detractor with an underweight to the internet food ordering portal Zomato.

•In Brazil, while aggregate performance was additive, an overweight to the Materials stocks proved detractive.

•In Mexico, the strategy experienced headwinds from an overweight to Financials which lagged the broader Mexican index. In particular, an overweight to Banco del Bajio was a headwind.

•In Greece, the strategy saw modest underperformance driven by an underweight to National Bank of Greece.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,880	MSCI Emerging Markets Index $11,492
04/2019	$10,000	$10,000
12/2019	$10,370	$10,564
12/2020	$11,888	$12,498
12/2021	$11,925	$12,180
12/2022	$9,502	$9,733
12/2023	$10,690	$10,690
12/2024	$11,880	$11,492

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 4/29/19
SSGA Emerging Markets Enhanced Index Portfolio - Class B	11.13%	2.76%	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	2.48%

Performance Inception Date	Apr. 29, 2019
Material Change Date	Dec. 31, 2024
AssetsNet	$ 366,691,688
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 1,942,849
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$366,691,688
# of Portfolio Investments	617
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,942,849

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.3
Consumer Staples	4.7
Materials	5.5
Industrials	6.4
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.0
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.7
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.8
Taiwan	19.4
China	27.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.4
Meituan	1.2
Infosys Ltd.	1.2
Xiaomi Corp.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
MediaTek, Inc.	1.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.

•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio II with and into the Portfolio. It is anticipated that the merger will close on or about April 25, 2025.

Material Fund Change Expenses [Text Block]	•Effective August 19, 2024, the adviser contractually agreed to implement a fee waiver of approximately 0.08%, as a percentage of the value of your investment.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030675
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Emerging market ("EM") equities rose during the first eight months of the year but they trailed developed markets. The period was marked by extreme share price divergences within regions, countries, sectors and especially at a stock level. The Portfolio lagged the benchmark index during the first eight months of the year. Off-benchmark exposure to Hong Kong detracted the most, followed by stock selection in India and an overweight to Latin America. Strong stock selection in Taiwan helped to offset some of the weakness.

For the period beginning August 27, 2024 and ending on December 31, 2024, the Portfolio outperformed the benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets. EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and expectations that the Trump administration would implement tariffs causing investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In the tech-heavy Taiwanese market, the Portfolio underperformed in the Information Technology sector (underweights to Wiwynn and Accton Technology) but managed to offset this via strong performance in the Materials and Financials sectors. Within the Materials sector the Portfolio was underweight to Formosa Plastics and within Financials it was overweight to CTBC Financial.

•Positive performance in the UAE was heavily concentrated in the Real Estate sector with an overweight to Emaar Properties.

•Outperformance in Brazil was largely attributable to positioning within the Financials sector where the Portfolio benefitted from an underweight.

Top Detractors:

•In South Korea, underperformance was driven by an overweight to Financials which were amongst the worst performing sectors.

•Underperformance in China was primarily attributable to underweights to the large Chinese Banks such as China Construction Bank and Bank of China.

•In Brazil, an overweight to telecom provider Telefonica Brasil was a detractor.

•In Taiwan, the Portfolio saw negative impact from an overweight to Largan Precision.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $12,981	MSCI Emerging Markets Index $14,293
12/2014	$10,000	$10,000
12/2015	$8,634	$8,508
12/2016	$9,656	$9,460
12/2017	$12,416	$12,987
12/2018	$10,688	$11,094
12/2019	$12,931	$13,139
12/2020	$16,510	$15,544
12/2021	$15,715	$15,149
12/2022	$11,696	$12,105
12/2023	$12,476	$13,295
12/2024	$12,981	$14,293

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) - Class A	4.04%	0.08%	2.64%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 743,179,847
Holdings Count | Holding	579
Advisory Fees Paid, Amount	$ 5,851,389
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$743,179,847
# of Portfolio Investments	579
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$5,851,389

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.2
Consumer Staples	4.6
Materials	5.5
Industrials	6.3
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.1
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.6
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.9
Taiwan	19.4
China	27.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.3
Meituan	1.2
Infosys Ltd.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
Xiaomi Corp.	1.1
MediaTek, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.

•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.

•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.

•The investment objective was updated to “provide total return, primarily through capital appreciation".

•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Portfolio with and into the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio.  It is anticipated that the merger will close on or about April 25, 2025.

Material Fund Change Name [Text Block]	•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.
Material Fund Change Objectives [Text Block]	•The investment objective was updated to “provide total return, primarily through capital appreciation".
Material Fund Change Expenses [Text Block]	•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.
Material Fund Change Strategies [Text Block]	•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.
Material Fund Change Risks Change [Text Block]

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

Material Fund Change Adviser [Text Block]	•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030676
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Emerging market ("EM") equities rose during the first eight months of the year but they trailed developed markets. The period was marked by extreme share price divergences within regions, countries, sectors and especially at a stock level. The Portfolio lagged the benchmark index during the first eight months of the year. Off-benchmark exposure to Hong Kong detracted the most, followed by stock selection in India and an overweight to Latin America. Strong stock selection in Taiwan helped to offset some of the weakness.

For the period beginning August 27, 2024 and ending on December 31, 2024, the Portfolio outperformed the benchmark. Model performance in 2024 was quite strong in the EM large cap universe. EM equities posted another year of positive but underwhelming returns which were less than half the returns of developed markets. EM lost ground in Q4 on concerns surrounding global growth, the fast-rising U.S. dollar, and expectations that the Trump administration would implement tariffs causing investors to rethink their EM allocations despite lower Fed rates and more China stimulus.

Top Contributors:

•In the tech-heavy Taiwanese market, the Portfolio underperformed in the Information Technology sector (underweights to Wiwynn and Accton Technology) but managed to offset this via strong performance in the Materials and Financials sectors. Within the Materials sector the Portfolio was underweight to Formosa Plastics and within Financials it was overweight to CTBC Financial.

•Positive performance in the UAE was heavily concentrated in the Real Estate sector with an overweight to Emaar Properties.

•Outperformance in Brazil was largely attributable to positioning within the Financials sector where the Portfolio benefitted from an underweight.

Top Detractors:

•In South Korea, underperformance was driven by an overweight to Financials which were amongst the worst performing sectors.

•Underperformance in China was primarily attributable to underweights to the large Chinese Banks such as China Construction Bank and Bank of China.

•In Brazil, an overweight to telecom provider Telefonica Brasil was a detractor.

•In Taiwan, the Portfolio saw negative impact from an overweight to Largan Precision.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $12,666	MSCI Emerging Markets Index $14,293
12/2014	$10,000	$10,000
12/2015	$8,619	$8,508
12/2016	$9,610	$9,460
12/2017	$12,332	$12,987
12/2018	$10,584	$11,094
12/2019	$12,780	$13,139
12/2020	$16,268	$15,544
12/2021	$15,444	$15,149
12/2022	$11,459	$12,105
12/2023	$12,200	$13,295
12/2024	$12,666	$14,293

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Emerging Markets Enhanced Index Portfolio II (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) - Class B	3.82%	(0.18%)	2.39%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 743,179,847
Holdings Count | Holding	579
Advisory Fees Paid, Amount	$ 5,851,389
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$743,179,847
# of Portfolio Investments	579
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$5,851,389

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Health Care	3.6
Energy	4.2
Consumer Staples	4.6
Materials	5.5
Industrials	6.3
Communication Services	9.4
Consumer Discretionary	12.9
Financials	23.1
Information Technology	23.9

Top 10 Countries

Value	Value
Indonesia	1.5
United Arab Emirates	1.6
Mexico	1.8
South Africa	2.7
Brazil	4.0
Saudi Arabia	4.0
South Korea	9.0
India	18.9
Taiwan	19.4
China	27.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4
Tencent Holdings Ltd.	4.6
Samsung Electronics Co. Ltd.	2.6
Alibaba Group Holding Ltd.	2.4
HDFC Bank Ltd.	1.3
Meituan	1.2
Infosys Ltd.	1.1
Hon Hai Precision Industry Co. Ltd.	1.1
Xiaomi Corp.	1.1
MediaTek, Inc.	1.1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.

•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.

•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.

•The investment objective was updated to “provide total return, primarily through capital appreciation".

•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.

•On November 21, 2024, the Board of Trustees of the Portfolio approved a proposal to merge the Portfolio with and into the Brighthouse Funds Trust I - SSGA Emerging Markets Enhanced Index Portfolio.  It is anticipated that the merger will close on or about April 25, 2025.

Material Fund Change Name [Text Block]	•The name of the Portfolio changed to SSGA Emerging Markets Enhanced Index Portfolio II.
Material Fund Change Objectives [Text Block]	•The investment objective was updated to “provide total return, primarily through capital appreciation".
Material Fund Change Expenses [Text Block]	•The adviser contractually agreed to increase its fee waiver by approximately 0.40%, as a percentage of the value of your investment.
Material Fund Change Strategies [Text Block]	•The principal investment strategies were updated to detail the investment strategy pursued by SSGA, as the new subadviser to the Portfolio.
Material Fund Change Risks Change [Text Block]

•The principal risks were updated to remove ESG Investment Selection Risk and to add Enhanced Index Strategy Risk, Model and Data Risk, Derivatives Risk, Market Capitalization Risk, Investment Company and Exchange-Traded Fund Risk, and Real Estate Investment Risk.

Material Fund Change Adviser [Text Block]	•SSGA Funds Management, Inc. (“SSGA”) replaced abrdn Investments Limited as the subadviser to the Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio that occurred during the year ended December 31, 2024. Effective August 19, 2024, the Portfolio had the following material changes.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030695
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $18,329	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,823	$9,764
12/2016	$10,415	$10,531
12/2017	$12,104	$13,056
12/2018	$11,343	$11,827
12/2019	$13,597	$14,973
12/2020	$14,976	$17,406
12/2021	$17,014	$20,633
12/2022	$14,447	$16,844
12/2023	$16,487	$20,584
12/2024	$18,329	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class A	11.17%	6.15%	6.25%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 1,659,857,362
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,335,055
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030696
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,877	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,804	$9,764
12/2016	$10,371	$10,531
12/2017	$12,015	$13,056
12/2018	$11,232	$11,827
12/2019	$13,435	$14,973
12/2020	$14,755	$17,406
12/2021	$16,729	$20,633
12/2022	$14,156	$16,844
12/2023	$16,134	$20,584
12/2024	$17,877	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class B	10.80%	5.88%	5.98%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 1,659,857,362
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,335,055
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030698
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had a strong performance in 2024 given its sizable allocation to U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted from the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $18,040	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,807	$9,764
12/2016	$10,382	$10,531
12/2017	$12,045	$13,056
12/2018	$11,276	$11,827
12/2019	$13,483	$14,973
12/2020	$14,833	$17,406
12/2021	$16,839	$20,633
12/2022	$14,269	$16,844
12/2023	$16,256	$20,584
12/2024	$18,040	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth and Income ETF Portfolio - Class E	10.98%	6.00%	6.08%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 1,659,857,362
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,335,055
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,659,857,362
# of Portfolio Investments	50
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$5,335,055

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	2.9
U.S. Small Cap Equities	4.8
Commodities	5.8
International Developed Market Equities	9.2
High Yield Fixed Income	9.6
Emerging Market Equities	9.8
Investment Grade Fixed Income	20.8
U.S. Large Cap Equities	32.3

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	15.4
Vanguard Total Bond Market ETF	13.6
iShares Core S&P 500 ETF	10.9
iShares Core MSCI Emerging Markets ETF	9.8
SPDR Portfolio Developed World ex-U.S. ETF	7.3
iShares Core S&P Small-Cap ETF	4.8
SPDR Bloomberg High Yield Bond ETF	4.5
iShares 0-5 Year TIPS Bond ETF	4.1
SPDR Gold Shares	3.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030700
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $20,452	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,796	$9,764
12/2016	$10,486	$10,531
12/2017	$12,581	$13,056
12/2018	$11,519	$11,827
12/2019	$14,123	$14,973
12/2020	$15,684	$17,406
12/2021	$18,489	$20,633
12/2022	$15,591	$16,844
12/2023	$18,105	$20,584
12/2024	$20,452	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class A	12.96%	7.69%	7.42%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 725,618,315
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,390,331
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030701
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $19,954	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,769	$9,764
12/2016	$10,441	$10,531
12/2017	$12,491	$13,056
12/2018	$11,399	$11,827
12/2019	$13,957	$14,973
12/2020	$15,457	$17,406
12/2021	$18,178	$20,633
12/2022	$15,293	$16,844
12/2023	$17,702	$20,584
12/2024	$19,954	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class B	12.72%	7.41%	7.15%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 725,618,315
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,390,331
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030703
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Geopolitical challenges and monetary policy adjustments continued to dominate the market sentiment in 2024. Although the disinflation narrative was challenged early in the year, stronger economic health, a resolute November election outcome and impacts from the strong technology sector all propelled U.S. equities higher. The Portfolio had strong performance in 2024 given its sizable allocation in U.S. equities but trailed the MSCI All Country World Index benchmark. The Portfolio also benefited from an out-of-benchmark position in gold that was supported by technical and fundamental factors in our quantitative framework. Allocation to bank loans also contributed positively to the Portfolio's performance. However, allocation to fixed income, such as long treasury bonds, emerging market debt and investment grade credit detracted the Portfolio's relative performance.

Top Contributors:

•Allocation to U.S. and emerging market equities.

•Overweight in High Yield bonds and Bank Loans.

•Out-of-benchmark position in commodities, gold and cash.

Top Detractors:

•Out-of-benchmark position in U.S. long treasury bonds.

•Overweight in emerging market debt.

•Overweight in U.S. intermediate corporate bonds.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $20,149	MSCI All Country World Index $24,183
12/2014	$10,000	$10,000
12/2015	$9,779	$9,764
12/2016	$10,453	$10,531
12/2017	$12,523	$13,056
12/2018	$11,443	$11,827
12/2019	$14,021	$14,973
12/2020	$15,540	$17,406
12/2021	$18,298	$20,633
12/2022	$15,410	$16,844
12/2023	$17,866	$20,584
12/2024	$20,149	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
SSGA Growth ETF Portfolio - Class E	12.78%	7.52%	7.26%
MSCI All Country World Index	17.49%	10.06%	9.23%

AssetsNet	$ 725,618,315
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,390,331
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$725,618,315
# of Portfolio Investments	42
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$2,390,331

Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	3.1
U.S. Mid Cap Equities	4.3
U.S. Small Cap Equities	6.2
High Yield Fixed Income	6.6
Commodities	6.8
Emerging Market Equities	12.3
International Developed Market Equities	14.6
U.S. Large Cap Equities	40.4

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	18.4
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.3
SPDR Portfolio Developed World ex-U.S. ETF	11.7
iShares Core S&P Small-Cap ETF	6.2
iShares Core S&P Mid-Cap ETF	4.4
SPDR Gold Shares	3.7
SPDR Bloomberg High Yield Bond ETF	3.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	3.1
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030576
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,072	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,669	$10,048	$9,617
12/2016	$11,235	$11,327	$11,285
12/2017	$13,176	$13,721	$12,827
12/2018	$11,996	$13,002	$11,767
12/2019	$15,213	$17,035	$14,890
12/2020	$15,692	$20,593	$15,306
12/2021	$19,818	$25,877	$19,157
12/2022	$18,849	$20,907	$17,713
12/2023	$20,716	$26,334	$19,743
12/2024	$23,072	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class A	11.37%	8.69%	8.72%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,529,960,833
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 13,202,734
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030577
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,499	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,641	$10,048	$9,617
12/2016	$11,179	$11,327	$11,285
12/2017	$13,073	$13,721	$12,827
12/2018	$11,876	$13,002	$11,767
12/2019	$15,025	$17,035	$14,890
12/2020	$15,456	$20,593	$15,306
12/2021	$19,471	$25,877	$19,157
12/2022	$18,468	$20,907	$17,713
12/2023	$20,249	$26,334	$19,743
12/2024	$22,499	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class B	11.11%	8.41%	8.45%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,529,960,833
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 13,202,734
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030579
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell 1000 Value Index, for the twelve months ended December 31, 2024. Overall, security selection hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Materials sector contributed due to favorable security selection, such as International Paper, and an underweight allocation to the sector.

•The Consumer Staples sector contributed to relative returns due to stock selection, such as Walmart.

•Stock selection in the Utilities sector, such as Ameren, also aided relative returns.

Top Detractors:

•The Health Care sector detracted due to unfavorable security selection, such as Elevance Health.

•The Industrials sector detracted due to stock selection, such as Stanley Black & Decker.

•Stock selection, such as Samsung Electronics (South Korea), and an overweight allocation to the Information Technology sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $22,724	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,652	$10,048	$9,617
12/2016	$11,201	$11,327	$11,285
12/2017	$13,113	$13,721	$12,827
12/2018	$11,925	$13,002	$11,767
12/2019	$15,099	$17,035	$14,890
12/2020	$15,552	$20,593	$15,306
12/2021	$19,613	$25,877	$19,157
12/2022	$18,618	$20,907	$17,713
12/2023	$20,439	$26,334	$19,743
12/2024	$22,724	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Value Portfolio - Class E	11.18%	8.52%	8.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,529,960,833
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 13,202,734
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,529,960,833
# of Portfolio Investments	102
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,202,734

Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.8
Communication Services	3.6
Real Estate	4.3
Utilities	4.8
Information Technology	6.9
Energy	9.1
Consumer Staples	9.4
Health Care	15.2
Industrials	17.7
Financials	23.2

Top Countries

Value	Value
United Kingdom	0.6
South Korea	0.7
Germany	0.8
France	0.9
Canada	1.0
Switzerland	1.1
Ireland	1.4
United States	92.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Hartford Financial Services Group, Inc.	2.6
Kenvue, Inc.	2.6
Fiserv, Inc.	2.5
Chubb Ltd.	2.5
Charles Schwab Corp.	2.2
L3Harris Technologies, Inc.	2.1
Elevance Health, Inc.	2.0
Exxon Mobil Corp.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030650
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,843	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,688	$10,048	$9,980
12/2016	$11,384	$11,327	$10,711
12/2017	$14,245	$13,721	$13,418
12/2018	$13,959	$13,002	$12,780
12/2019	$18,344	$17,035	$17,314
12/2020	$22,803	$20,593	$23,475
12/2021	$26,256	$25,877	$26,463
12/2022	$20,393	$20,907	$19,392
12/2023	$24,494	$26,334	$24,408
12/2024	$26,843	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class A	9.59%	7.91%	10.38%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,230,712,684
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 8,314,750
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030651
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $26,199	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,667	$10,048	$9,980
12/2016	$11,330	$11,327	$10,711
12/2017	$14,134	$13,721	$13,418
12/2018	$13,824	$13,002	$12,780
12/2019	$18,119	$17,035	$17,314
12/2020	$22,452	$20,593	$23,475
12/2021	$25,815	$25,877	$26,463
12/2022	$19,999	$20,907	$19,392
12/2023	$23,968	$26,334	$24,408
12/2024	$26,199	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class B	9.31%	7.65%	10.11%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,230,712,684
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 8,314,750
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030653
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio posted positive returns but underperformed its benchmark, the Russell Midcap Growth Index, for the twelve months ended December 31, 2024. Overall, both security selection and sector allocation hindered relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•Stock selection in Communications Services was a contributor to relative performance.

•Owning Reddit contributed to relative returns. A significant earnings beat and increased forward guidance in the fourth quarter sent shares of the social media network soaring. The quarterly earnings results reflected broad-based strength, including notable growth in international users supported by expanding language translation capabilities.

•An overweight allocation to the Communication Services sector also boosted relative performance.

Top Detractors:

•Security selection, such as Teleflex, and an overweight allocation to the Health Care sector hindered relative performance.

•The Information Technology sector also detracted from relative results due to unfavorable stock selection, such as Microchip Technology, and an underweight allocation to the sector.

•Unfavorable stock selection in the Consumer Discretionary sector further detracted, especially Domino's Pizza.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $26,429	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,672	$10,048	$9,980
12/2016	$11,351	$11,327	$10,711
12/2017	$14,171	$13,721	$13,418
12/2018	$13,872	$13,002	$12,780
12/2019	$18,214	$17,035	$17,314
12/2020	$22,602	$20,593	$23,475
12/2021	$25,988	$25,877	$26,463
12/2022	$20,140	$20,907	$19,392
12/2023	$24,170	$26,334	$24,408
12/2024	$26,429	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Mid Cap Growth Portfolio - Class E	9.35%	7.73%	10.21%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,230,712,684
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 8,314,750
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,230,712,684
# of Portfolio Investments	171
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$8,314,750

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.7
Consumer Staples	4.4
Materials	4.5
Energy	5.2
Communication Services	6.8
Financials	8.4
Consumer Discretionary	13.5
Industrials	15.7
Information Technology	18.2
Health Care	20.3

Top Countries

Value	Value
Germany	0.4
Netherlands	0.5
China	0.5
Denmark	0.5
Switzerland	0.5
United Kingdom	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	3.2
Trade Desk, Inc.	2.6
Hologic, Inc.	2.0
PTC, Inc.	1.8
Teleflex, Inc.	1.8
Agilent Technologies, Inc.	1.8
Veeva Systems, Inc.	1.7
Domino's Pizza, Inc.	1.7
Cheniere Energy, Inc.	1.6
Microchip Technology, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154912
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Although the U.S. Federal Reserve (the "Fed") began cutting rates in 2024, Treasury rates ended the year higher after a strong rally in the fourth quarter as investors repriced the pace and magnitude of Fed easing against a backdrop of stronger than expected economic data and an incoming administration touting an inflationary agenda. The Portfolio underperformed its benchmark index over the twelve-month period ending December 31, 2024. Challenged by a higher rate environment, duration and sector allocation pressured returns. The team's disciplined approach to relative value investing led to positive return contributions from yield curve positioning and security selection during the period.

Top Contributors:

•Overweight to 2-year and 5-year parts of the yield curve rewarded relative performance as the yield curve steepened over the year (and longer maturities lagged).

•Issue selection outperformance came across corporates, government, and securitized sectors. Moreover, areas within securitized like Mortgage-Backed Securities ("MBS"), Commercial MBS ("CMBS"), and Asset-Backed Securities ("ABS") are among the best performing sectors, led by residential Non-Agency MBS, single asset single borrower CMBS deals, and Collateralized Loan Obligations within ABS – all of which helped the Portfolio carry an overall yield advantage relative the benchmark.

Top Detractors:

•The main drag on relative performance was an overweight to portfolio duration, which was extended throughout the year alongside the rise in rates given our view that current rates remained restrictive, exceeded equilibrium conditions, and were poised to settle lower.

•From an allocation perspective, relative returns were dampened by an ongoing underweight to the corporate credit sector that continued to trade at a premium in the TCW team’s view.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,354	Bloomberg U.S. Aggregate Bond Index $11,292
05/2015	$10,000	$10,000
12/2015	$9,950	$9,932
12/2016	$10,182	$10,195
12/2017	$10,505	$10,556
12/2018	$10,529	$10,557
12/2019	$11,440	$11,477
12/2020	$12,531	$12,339
12/2021	$12,381	$12,149
12/2022	$10,633	$10,568
12/2023	$11,262	$11,153
12/2024	$11,354	$11,292

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 5/1/15
TCW Core Fixed Income Portfolio - Class A	0.81%	(0.15%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.26%

Performance Inception Date	May 01, 2015
AssetsNet	$ 1,265,526,914
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 6,091,361
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,265,526,914
# of Portfolio Investments	365
Portfolio Turnover Rate	525%
Total Advisory Fees Paid	$6,091,361

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.6
Short-Term Investments	4.3
Mortgage-Backed Securities	7.8
Asset-Backed Securities	8.2
Corporate Bonds & Notes	15.1
U.S. Treasury & Government Agencies	76.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	29.4
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	8.7
Uniform Mortgage-Backed Security, TBA	6.7
Government National Mortgage Association, TBA	5.3
CIM Trust	2.2
Government National Mortgage Association	2.2
JP Morgan Mortgage Trust	1.6
Bank of America Corp.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154913
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Although the U.S. Federal Reserve (the "Fed") began cutting rates in 2024, Treasury rates ended the year higher after a strong rally in the fourth quarter as investors repriced the pace and magnitude of Fed easing against a backdrop of stronger than expected economic data and an incoming administration touting an inflationary agenda. The Portfolio underperformed its benchmark index over the twelve-month period ending December 31, 2024. Challenged by a higher rate environment, duration and sector allocation pressured returns. The team's disciplined approach to relative value investing led to positive return contributions from yield curve positioning and security selection during the period.

Top Contributors:

•Overweight to 2-year and 5-year parts of the yield curve rewarded relative performance as the yield curve steepened over the year (and longer maturities lagged).

•Issue selection outperformance came across corporates, government, and securitized sectors. Moreover, areas within securitized like Mortgage-Backed Securities ("MBS"), Commercial MBS ("CMBS"), and Asset-Backed Securities ("ABS") are among the best performing sectors, led by residential Non-Agency MBS, single asset single borrower CMBS deals, and Collateralized Loan Obligations within ABS – all of which helped the Portfolio carry an overall yield advantage relative the benchmark.

Top Detractors:

•The main drag on relative performance was an overweight to portfolio duration, which was extended throughout the year alongside the rise in rates given our view that current rates remained restrictive, exceeded equilibrium conditions, and were poised to settle lower.

•From an allocation perspective, relative returns were dampened by an ongoing underweight to the corporate credit sector that continued to trade at a premium in the TCW team’s view.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,121	Bloomberg U.S. Aggregate Bond Index $11,292
05/2015	$10,000	$10,000
12/2015	$9,950	$9,932
12/2016	$10,170	$10,195
12/2017	$10,456	$10,556
12/2018	$10,463	$10,557
12/2019	$11,341	$11,477
12/2020	$12,377	$12,339
12/2021	$12,211	$12,149
12/2022	$10,456	$10,568
12/2023	$11,043	$11,153
12/2024	$11,121	$11,292

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	Since Inception 5/1/15
TCW Core Fixed Income Portfolio - Class B	0.71%	(0.39%)	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.26%

Performance Inception Date	May 01, 2015
AssetsNet	$ 1,265,526,914
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 6,091,361
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,265,526,914
# of Portfolio Investments	365
Portfolio Turnover Rate	525%
Total Advisory Fees Paid	$6,091,361

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.6
Short-Term Investments	4.3
Mortgage-Backed Securities	7.8
Asset-Backed Securities	8.2
Corporate Bonds & Notes	15.1
U.S. Treasury & Government Agencies	76.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	29.4
Federal National Mortgage Association	13.1
U.S. Treasury Bonds	9.5
Federal Home Loan Mortgage Corp.	8.7
Uniform Mortgage-Backed Security, TBA	6.7
Government National Mortgage Association, TBA	5.3
CIM Trust	2.2
Government National Mortgage Association	2.2
JP Morgan Mortgage Trust	1.6
Bank of America Corp.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030586
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,789	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,124	$10,048	$9,522
12/2016	$10,564	$11,327	$11,426
12/2017	$11,597	$13,721	$12,951
12/2018	$10,442	$13,002	$11,359
12/2019	$13,508	$17,035	$14,433
12/2020	$14,571	$20,593	$15,150
12/2021	$19,253	$25,877	$19,443
12/2022	$18,781	$20,907	$17,104
12/2023	$20,697	$26,334	$19,278
12/2024	$22,789	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class A	10.10%	11.03%	8.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 910,818,657
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 5,312,607
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030587
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,222	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,102	$10,048	$9,522
12/2016	$10,513	$11,327	$11,426
12/2017	$11,509	$13,721	$12,951
12/2018	$10,341	$13,002	$11,359
12/2019	$13,339	$17,035	$14,433
12/2020	$14,358	$20,593	$15,150
12/2021	$18,923	$25,877	$19,443
12/2022	$18,412	$20,907	$17,104
12/2023	$20,243	$26,334	$19,278
12/2024	$22,222	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class B	9.78%	10.75%	8.31%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 910,818,657
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 5,312,607
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030589
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Victory Sycamore Mid Cap Value Portfolio underperformed the Russell Midcap® Value Index for the year. Both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period. Given the valuation-centric investment approach, the outperformance of momentum stocks during the period created a stylistic headwind for the Portfolio.

Top Contributors:

•US Foods Holding Corp. reported third quarter results that modestly beat estimates. Despite challenging macro conditions and weather-related impacts, the company’s EBITDA grew by 13%. The company tightened its EBITDA guidance toward the higher end, as volumes were projected to improve.

•Bank of New York Mellon Corp. demonstrated solid execution throughout the year, and investors took notice.

•Leidos Holdings, Inc., an IT services company catering to the government, started the year on a positive note leading to a guidance bump for FY2024. Shares also reacted positively to the election results, which propelled them higher.

Top Detractors:

•Aptiv PLC’s share price was under pressure for most of the year given the deceleration in Electrical Vehicle sales and the rise of Chinese original equipment manufacturers, which resulted in market share loss.

•Shares of Chord Energy Corp. were weak due to the soft global commodity market.

•AGCO Corp., a global agriculture equipment company, remained in the penalty box throughout the year. AGCO had to cut its full-year guidance given the challenging industry conditions.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $22,449	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,112	$10,048	$9,522
12/2016	$10,538	$11,327	$11,426
12/2017	$11,549	$13,721	$12,951
12/2018	$10,382	$13,002	$11,359
12/2019	$13,412	$17,035	$14,433
12/2020	$14,446	$20,593	$15,150
12/2021	$19,056	$25,877	$19,443
12/2022	$18,557	$20,907	$17,104
12/2023	$20,422	$26,334	$19,278
12/2024	$22,449	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Victory Sycamore Mid Cap Value Portfolio - Class E	9.92%	10.85%	8.42%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 910,818,657
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 5,312,607
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$910,818,657
# of Portfolio Investments	108
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,312,607

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	5.2
Energy	5.9
Health Care	6.9
Consumer Staples	7.1
Consumer Discretionary	8.8
Information Technology	8.9
Real Estate	9.4
Materials	13.8
Financials	14.3
Industrials	17.1

Top Countries

Value	Value
Jersey, Channel Islands	0.8
Canada	1.6
United States	94.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Willis Towers Watson PLC	2.4
Alliant Energy Corp.	2.4
U.S. Foods Holding Corp.	2.4
Baker Hughes Co.	2.1
Quest Diagnostics, Inc.	2.0
Hartford Financial Services Group, Inc.	1.9
Crown Holdings, Inc.	1.9
NNN REIT, Inc.	1.9
Camden Property Trust	1.9
Ross Stores, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100091
Shareholder Report [Line Items]
Fund Name	Western Asset Management Government Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened, generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. Inflation data -- headline and core Consumer Price Index readings both rose 0.3% month-over-month ("MoM"), and 2.7% and 3.3% year-over-year ("YoY"), respectively. Core Personal Consumption Expenditures price index inflation, which the Fed targets and which excludes food and energy prices, rose 0.1% MoM and 2.8% YoY. Risk assets were weaker as credit spreads generally widened, the S&P 500 Index fell and the U.S. dollar strengthened versus most currencies.

Top Contributors:

•The most significant contributor to the Portfolio’s performance relative to the blended benchmark over the 12-month period was Government Agency exposure.

•The Portfolio’s exposure to Agency Mortgage-Backed Securities was the second largest contributor to performance.

•The Portfolio’s inflation-linked exposure in addition to yield curve positioning also marginally contributed to performance.

•Yield curve positioning, although challenged in certain months, was able to recover and contribute to performance by year-end.

Top Detractors:

•The Portfolio’s duration positioning was the only detractor to excess return over the 12-month period.

•Duration detracted from performance over the periods of February, April, October and December given the excess duration stance relative to the benchmark over those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $10,566	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Government Bond Index $10,885
12/2014	$10,000	$10,000	$10,000
12/2015	$10,043	$10,055	$10,086
12/2016	$10,175	$10,321	$10,191
12/2017	$10,440	$10,687	$10,426
12/2018	$10,433	$10,688	$10,518
12/2019	$11,215	$11,620	$11,236
12/2020	$12,076	$12,492	$12,128
12/2021	$11,837	$12,299	$11,853
12/2022	$10,100	$10,699	$10,392
12/2023	$10,543	$11,291	$10,817
12/2024	$10,566	$11,432	$10,885

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management Government Income Portfolio - Class B	0.22%	(1.18%)	0.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government Bond Index	0.62%	(0.63%)	0.85%

AssetsNet	$ 532,999,399
Holdings Count | Holding	820
Advisory Fees Paid, Amount	$ 2,326,408
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$532,999,399
# of Portfolio Investments	820
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$2,326,408

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.6
Mortgage-Backed Securities	0.9
Foreign Government	8.2
U.S. Treasury & Government Agencies	94.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	17.0
Federal National Mortgage Association	16.0
Resolution Funding Corp. Principal STRIPS	10.4
U.S. Treasury Bonds	9.2
Federal Farm Credit Banks Funding Corp.	8.6
Government National Mortgage Association	6.6
Federal National Mortgage Association Principal STRIPS	4.4
Tennessee Valley Authority Generic STRIPS	2.8
Uniform Mortgage-Backed Security, TBA	2.4
Federal Home Loan Mortgage Corp. REMICS	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT